MANAGERS FUNDS

- **Managers Special Equity Fund**

  Managers Class, Institutional Class

PROSPECTUS

April 1, 2008

(As supplemented May 16, 2008)

PROVIDING ACCESS TO EXCELLENCE

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

managers

INVESTMENT GROUP LLC

2-8	SUMMARY OF THE FUND

Managers Special Equity Fund

Summary of Principal Risks

Other Important Information about the Fund and its Investment Strategies and Risks

Fund Management

9-14	SHAREHOLDER GUIDE

Your Account

Investing Through an Intermediary

Transaction Policies

How to Buy or Sell Shares

Investor Services

Federal Income Tax Information

15	FINANCIAL HIGHLIGHTS

Managers Special Equity Fund

16	HOW TO CONTACT US

Managers Investment Group	1

SUMMARY OF THE FUND

FUND FACTS

Investment Style:

U.S. Small- and Mid-Cap Equities

Benchmark:

Russell 2000® Index

Tickers:

Managers Class: MGSEX

Institutional Class: MSEIX

Investment Manager:

Managers Investment Group LLC

(the “Investment Manager”)

Subadvisors:

Donald Smith & Co., Inc.

(“Donald Smith”)

Lord, Abbett & Co. LLC

(“Lord Abbett”)

Skyline Asset Management, L.P.

(“Skyline”)

Smith Asset Management Group L.P.

(“Smith Group”)

Veredus Asset Management, LLC

(“Veredus”)

Westport Asset Management Inc.

(“Westport”)

The Russell 2000® Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

MANAGERS SPECIAL EQUITY FUND

OBJECTIVE

The Fund’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of small- and medium-sized companies.

FOCUS

Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally, common and preferred stocks). This policy may only be changed upon 60 days’ written notice to shareholders. Although the Fund focuses its investments in securities of small- and medium-capitalization companies pursuant to its investment objective, the Fund has historically invested substantially all of its assets in the securities of U.S. small-capitalization companies. Typically the Fund invests in companies with capitalizations that are within the range of capitalizations of companies in the Russell 2000® Index. As of December 31, 2007, the range of market capitalizations for the Russell 2000® Index was $27.0 million to $6.1 billion. The Fund may purchase securities, or retain securities that it already has purchased, even if the company’s security is outside the Fund’s typical capitalization range.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s assets are currently allocated among six Subadvisors, each of which acts independently of the others and uses its own methodology to select portfolio investments. Specifically:

•

Three Subadvisors utilize a value approach to investing whereby they seek to identify companies whose improving businesses are for some reason not being fully recognized by others and that are thus selling at valuations less than expected.

•	The other three Subadvisors utilize a growth approach to investing whereby they seek to identify companies that are exhibiting rapid growth in their businesses.

•	All six Subadvisors examine the underlying businesses, financial statements, competitive environment and company management in order to assess the future profitability of each company.

•	A Subadvisor will typically sell a stock if it believes that the future profitability of a company does not support the current stock price.

With the combination of the above strategies, the Fund expects to generate returns from capital appreciation due to earnings growth along with improvements in the valuations of the stocks such as, among other things, increases in the price to earnings ratio.

2	Managers Investment Group

SUMMARY OF THE FUND

MANAGERS SPECIAL EQUITY FUND

PRINCIPAL RISKS

•	Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

•	Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to changing economic, political, or market conditions.

•

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to small- and mid-cap companies.

•	Seeking a potential source of capital appreciation.

•	Willing to accept short-term volatility of returns.

SUBADVISORS

See “Fund Management” on page 7 for more information on the Subadvisors.

Managers Investment Group	3

SUMMARY OF THE FUND

MANAGERS SPECIAL EQUITY FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information reflects the impact of the Fund’s previous contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of a Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar Year Total Returns—Managers Class

Best Quarter: 35.91% (4th Quarter 1999)

Worst Quarter: -23.74% (3rd Quarter 2001)

Average Annual Total Returns1 as of 12/31/07

Managers Special Equity Fund	1 Year	5 Years	10 Years
Managers Class—Return Before Taxes	-0.60%	13.56%	7.38%

Managers Class—Return After Taxes on Distributions	-4.17%	11.99%	6.11%

Managers Class—Return After Taxes on Distributions and Sale of Fund Shares	3.90%	11.84%	6.18%

Institutional Class—Return Before Taxes	-0.39%[2]	—	—

Russell 2000® Index[3] (before taxes)	-1.57%	16.25%	7.08%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Managers Class shares of the Fund. After-tax returns for Institutional Class shares will vary.

[2]	The average annual total return before taxes for the Institutional Class since its inception date of May 3, 2004 is 8.06%.
[3]

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The returns shown for the Index reflect no deduction for fees, expenses, or taxes.

4	Managers Investment Group

SUMMARY OF THE FUND

MANAGERS SPECIAL EQUITY FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None

Maximum Deferred Sales Charge (Load)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None

Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Managers Class	Institutional Class
Management Fee	0.90%	0.90%

Distribution (12b-1) Fees	None	None

Other Expenses[1]	0.56%	0.33%

Acquired Fund Fees and Expenses[2]	0.01%	0.01%

Total Annual Fund Operating Expenses[2,3] ,4	1.47%	1.24%

[1]	Other expenses have been restated to give effect to reduced custodial fees, which took effect on July 1, 2007.
[2]

Acquired Fund Fees and Expenses and Total Annual Fund Operating Expenses have been restated to exclude historical expenses associated with the Fund’s investments in two business development companies, or BDCs, because the Fund no longer owns these investments and does not currently intend to invest in BDCs in the future. Expenses associated with the Fund’s investments in BDCs are considered indirect expenses borne by the Fund. If these expenses had been included, Acquired Fund Fees and Expenses would have been 0.05% for both Managers Class and Institutional Class shares and Total Annual Fund Operating Expenses would have been 1.51% and 1.28% for Managers Class and Institutional Class shares, respectively.

[3]

The Fund has entered into arrangements with unaffiliated broker-dealers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay a portion of its expenses. In addition, the Fund may receive credits against its custodian expenses for uninvested overnight cash balances. After giving effect to these expense offsets, the “Total Annual Fund Operating Expenses” for the fiscal year ended December 31, 2007 for the Fund were 1.43% for the Managers Class and 1.21% for the Institutional Class.

[4]

The Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Fund and does not include fees and expenses of any acquired fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Managers Class	$150	$465	$803	$1,758

Institutional Class	$126	$393	$681	$1,500

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	5

SUMMARY OF THE FUND

SUMMARY OF PRINCIPAL RISKS

GROWTH STOCK RISK

Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks during given periods.

VALUE STOCK RISK

Value stocks present the risk that a stock may decline or never reach what a Subadvisor believes is its full market value, either because the market fails to recognize what the Subadvisor considers to be the company’s true business value or because the Subadvisor’s assessment of the company’s prospects is wrong. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may underperform growth stocks during given periods.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

MARKET RISK

Market prices of securities held by the Fund may fall rapidly or unpredictably. The prices of stocks will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity securities generally have greater price volatility than fixed-income securities.

SMALL- AND MID-CAPITALIZATION STOCK RISK

The stocks of small- and mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. The Fund may underperform other stock funds (such as large-company stock funds) when stocks of small-capitalization companies are out of favor.

OTHER IMPORTANT INFORMATION ABOUT THE FUND AND ITS INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Fund may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information dated April 1, 2008 (the “SAI”).

INVESTMENT OBJECTIVE

The Fund’s investment objective may be changed without shareholder approval.

TEMPORARY DEFENSIVE MEASURES

From time to time, the Fund may invest a portion of its assets in money market securities as a temporary defensive measure. Of course, the Fund cannot pursue its stated investment objective while taking these defensive measures.

PORTFOLIO TURNOVER

The Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs, and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI, which is available on the Fund’s Web site at www.managersinvest.com.

6	Managers Investment Group

SUMMARY OF THE FUND

FUND MANAGEMENT

The Fund is a series of The Managers Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprising different funds, each having distinct investment management objectives, strategies, risks, and policies.

The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisors to the Fund. Managers Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Fund’s distributor.

Lord Abbett, located at 90 Hudson Street, Jersey City, New Jersey 07302, manages a portion of the Fund and has served as a Subadvisor to the Fund since December 2007. As of December 31, 2007, Lord Abbett had assets under management of approximately $110 billion. F. Thomas O’Halloran, Partner and Portfolio Manager, is primarily responsible for the day-to-day management of the portion of the Fund subadvised by Lord Abbett and has served in that capacity since December 2007. Mr. O’Halloran joined Lord Abbett in 2001 from Dillon Read/UBS Warburg, where he served as Executive Director/Senior Research Analyst. Mr. O’Halloran is the holder of a Chartered Financial Analyst designation and has been in the investment business since 1987.

Skyline has managed a portion of the Fund since December 2000. Skyline, located at 311 South Wacker Drive, Suite 4500, Chicago, Illinois 60606, was formed in 1995 and is organized as a limited partnership. AMG owns a majority interest in Skyline. As of December 31, 2007, Skyline had assets under management of approximately $1 billion. Day-to-day management of the portion of the Fund managed by Skyline is divided among three investment and research teams, each covering specific sectors of the small-cap universe. William F. Fiedler, Michael Maloney and Mark N. Odegard each lead one of these three teams. Mr. Fiedler leads the team that covers consumer, materials and processing, and health care. Mr. Maloney leads the team that covers financial services and utilities. He is also responsible for monitoring sector weightings and has final authority if the research teams cannot arrive at consensus regarding sector weightings. Mr. Odegard leads the team that covers autos and transportation, energy, producer durables and technology stocks.

Mr. Fiedler has had portfolio management responsibilities since 2001 and has been a limited partner of Skyline since 1999. Prior to the establishment of Skyline in 1995, Mr. Fiedler was employed in the Asset Management Division of Mesirow Financial as a securities analyst. Mr. Maloney has had portfolio manager responsibilities since 2001 and has been a limited partner of Skyline since 1995. Mr. Maloney is also an executive vice president of Skyline. Prior to the establishment of Skyline in 1995, Mr. Maloney was employed in the Asset Management Division of Mesirow Financial as a securities analyst. Mark N. Odegard has had portfolio manager responsibilities since 2001 and has been a limited partner of Skyline since 1999. He was previously employed by First Chicago Investment Management as an equity research analyst.

Smith Group has managed a portion of the Fund since May 2006. Smith Group, located at 100 Crescent Court, Suite 1150, Dallas, Texas 75201, had approximately $6.3 billion in assets under management as of December 31, 2007. The portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by Smith Group are Stephen S. Smith, John D. Brim, Royce W. Medlin, John D. Ingle, and A. Michelle Pryor. Mr. Smith is the founder of Smith Group. Since the firm’s founding in 1995, Mr. Smith has served as both chief executive officer and chief investment officer. He began his investment management career as a portfolio manager with Wachovia Bank in 1976. In 1983, he joined the predecessor to Bank of America, where he held a variety of investment management positions. Mr. Brim has served as a portfolio manager of the Smith Group since 1998. Mr. Medlin has served as a portfolio manager with the Smith Group since 2006. From 2002 until 2006, Mr. Medlin served as President and Portfolio Manager of Belmont Wealth Management. Mr. Ingle has served as a portfolio manager with the Smith Group since 2004. From 2002 until 2004, Mr. Ingle served as a Vice President and Senior Portfolio Manager at Bank of Texas. Ms. Pryor has served as a portfolio manager with the Smith Group since 2001, and began her career at Smith Group in 1998.

Veredus has managed a portion of the Fund since January 2005. Veredus, located at 6060 Dutchman’s Lane, Louisville, Kentucky 40205, was founded in 1998. As of December 31, 2007, Veredus had assets under management of approximately $1.4 billion. B. Anthony Weber, Charles P. McCurdy, Jr. and Charles F. Mercer, Jr. are jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by Veredus. Mr. Weber, the lead portfolio manager, is the President and Chief Investment Officer of Veredus, positions he has held since 1998. Mr. McCurdy is an Executive Vice President of, and a Portfolio Manager for, Veredus, positions he has held since 1998. Mr. Mercer is a Portfolio Manager for Veredus, a position he has held since 1998.

Westport has managed a portion of the Fund since December 1985. Westport, located at 253 Riverside Avenue, Westport, Connecticut 06880, was formed in 1983. As of December 31, 2007, Westport had assets under management of approximately $2.8

Managers Investment Group	7

SUMMARY OF THE FUND

FUND MANAGEMENT

billion. Andrew J. Knuth and Edmund H. Nicklin, Jr. are jointly and primarily responsible for the portion of the Fund managed by Westport. Mr. Knuth is the Chairman and Chief Investment Officer of Westport and has acted in that capacity for the firm since its formation. Mr. Nicklin is a Managing Director of Westport Advisers, LLC, an affiliated investment adviser, and a portfolio manager for Westport and has acted in those capacities for the firm since 1997. Prior to joining Westport, he had been a Portfolio Manager for Evergreen Funds since 1986.

Donald Smith has managed a portion of the Fund since September 2002. Donald Smith is located at 152 West 57th Street, 22nd Floor, New York, New York 10019. As of December 31, 2007, Donald Smith had approximately $4.2 billion in assets under management. Donald G. Smith and Richard L. Greenberg are jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by Donald Smith with Mr. Smith serving as lead portfolio manager. Mr. Smith has been the President of, and a portfolio manager for, Donald Smith since the firm’s inception in 1980. Mr. Greenberg has been a Senior Vice President of Donald Smith since 2006, and a Portfolio Manager for Donald Smith since 1981.

The Investment Manager manages the cash reserves portion of the Fund. As of December 31, 2007, the Investment Manager had assets under management of approximately $9.9 billion. Keitha L. Kinne is primarily responsible for the day-to-day management of the Fund’s cash reserves. Ms. Kinne has been a Managing Partner and Chief Operating Officer since 2007 and Chief Investment Officer since 2008 for the Investment Manager. Previously, she served as Managing Director at Legg Mason & Co., LLC during 2006 and 2007, served as Managing Director at Citigroup Asset Management from 2004 to 2006, and also served as Senior Vice President of Prudential Investments from 1999 to 2004.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.90% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to each of the Fund’s Subadvisors.

A discussion regarding the basis for the Trust’s Board of Trustees approving the Investment Management Agreement between the Trust and the Investment Manager and the Subadvisory Agreements between the Investment Manager and the Fund’s Subadvisors other than Lord Abbett with respect to the Fund is available in the Fund’s Semi-Annual Report for the period ended June 30, 2007, and a discussion regarding the basis for the Board of Trustees approving the Subadvisory Agreement between the Investment Manager and Lord Abbett is available in the Fund’s Annual Report for the period ended December 31, 2007.

Additional information regarding other accounts managed by the portfolio managers, their compensation and ownership of Fund shares is available in the SAI.

8	Managers Investment Group

SHAREHOLDER GUIDE

YOUR ACCOUNT

As an investor, you pay no sales charge to invest in the Fund or to redeem out of the Fund. Your purchase or redemption of Fund shares is based on the Fund’s share price. The price at which you purchase and redeem your shares is based on the net asset value per share (“NAV”) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV is equal to the Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Therefore, the Fund’s NAV may be impacted on days when investors may not be able to purchase or redeem Fund shares.

FAIR VALUE POLICY

The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, the Fund’s investments will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. The Fund uses the fair value of a portfolio investment to calculate its NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and not resumed before the Fund calculates its NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates its NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third party fair valuation service in adjusting the prices of such foreign portfolio investments.

The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Managers Investment Group	9

SHAREHOLDER GUIDE

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer, or other financial intermediary, rather than directly with the Fund, the policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Fund may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and may pay fees to these firms in return for participation in these programs for servicing shareholders. The servicing fees are paid out of the assets of the Fund on an ongoing basis and will increase the cost of your investment.

The Investment Manager and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares.

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. The Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

PROCESSING ORDERS

If you sell shares in the Fund, the Fund will send your check to the address we have on file for your account. If the sale of your shares follows a purchase by check, the Fund may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (ACH) transactions are also subject to a 15 calendar day holding period.

10	Managers Investment Group

SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares*…	If you wish to add shares to your account*…	If you wish to sell shares*,†…

Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o PFPC Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to Managers to: Managers c/o PFPC Inc. PO Box 9769 Providence, RI 02940-9769 (Include your account number and fund name on your check)

Write a letter of instruction containing:

•   Name of the Fund

•   Dollar amount or number of shares you wish to sell

•   Your name

•   Your account number

•   Signatures of all account owners

Mail your letter to:

Managers

c/o PFPC Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $50,000 for Managers Class and $2,500,000 for Institutional Class)

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com

By bank wire	Not available

Instruct your bank to wire monies to:

PNC Bank, N.A.

Philadelphia, PA

ABA #031000053

FFC to: 8614972935

Managers

Attn: Control Department FBO shareholder name, account number, and Fund name (Your bank may charge you a fee for this service; call 800.548.4539 if you have questions)

Available if bank wire instructions are on file for your account

*	Please specify the share class you wish to purchase or sell when placing your order.
†	Redemptions of $50,000 or more for Managers Class or $2,500,000 or more for Institutional Class require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA).

Managers Investment Group	11

SHAREHOLDER GUIDE

INVESTMENT MINIMUMS

Your cash investments in the Fund must be in U.S. dollars. We do not accept third-party or “starter” checks.

Managers Funds	Managers Class		Institutional Class
	Initial Investment	Additional Investments	Initial Investment	Additional Investments
• Regular Accounts	$2,000	$100	$2,500,000	$1,000

• Individual Retirement Accounts	$1,000	$100	$2,500,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, father/mother-in-laws, sister/brother-in-laws, daughter/son-in-laws, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

SIGNATURE GUARANTEE

If you are selling $50,000 or more worth of shares of the Managers Class or $2,500,000 or more worth of shares of the Institutional Class, you will need to provide the Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Fund is not responsible for any losses due to unauthorized transactions as long as the Fund follows reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Fund at 800.548.4539 for instructions.

LIMITATIONS ON THE FUND

The Fund may restrict or limit certain transactions including but not limited to the following examples:

•

Redeem your account if its value falls below $500 for the Managers Class or $500,000 for the Institutional Class due to redemptions you make but not until after the Fund gives you 60 days’ notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the Securities and Exchange Commission (the “SEC”) restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

•

Refuse an exchange request for any person or group if the Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” on page 13.) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or change the exchange privilege policy after giving 60 days’ advance notice to shareholders, or impose fees in connection with exchanges or sales.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund, commonly referred to as “market timing.” These activities may disrupt management of the Fund’s portfolio, increase the Fund’s expenses, and have a negative impact on the Fund’s performance. The Fund may be subject to additional risks of frequent trading activities because the securities in which the Fund invests tend to be less liquid and their prices more volatile than the securities of larger capitalization companies. As a result, the Fund may be a target for investors that seek to capitalize on price arbitrage opportunities.

12	Managers Investment Group

SHAREHOLDER GUIDE

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund’s transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Fund’s transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Fund may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Fund and its shareholders. Transactions accepted by a financial intermediary that violate the Fund’s frequent trading policies are not considered to be acceptable by the Fund, and the Fund may reject them on the next business day after the financial intermediary has received them.

Although the Fund uses reasonable efforts to prevent market timing activities in the Fund, its efforts may not always succeed. For example, although the Fund strives to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund. Although the Fund has attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Fund’s ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Fund and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Fund.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Fund will complete the redemption on the next business day.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors.

•	The value of the shares exchanged must meet the minimum purchase requirement of the Fund for which you are exchanging them.

•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 14.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing; by telephone (if elected on the application); by Internet; or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the Prospectus of any fund that you are considering for an exchange. When you purchase a Fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Fund may discontinue, alter, or limit the exchange privileges at any time.

ACCOUNT STATEMENTS

The Fund will send you quarterly and yearly statements with details about your account activity. The Fund will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.

DIVIDENDS AND DISTRIBUTIONS

The Fund normally declares and pays any income dividends and net capital gain distributions annually in December. Most investors have their dividends and distributions reinvested in additional

Managers Investment Group	13

SHAREHOLDER GUIDE

shares, and the Fund will do this automatically unless you request otherwise. You may also change your election any time by giving the Fund written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Fund mails correspondence and other materials to the address on file for you. Please notify the Fund immediately of any changes to your address or to other information that might affect your account.

FEDERAL INCOME TAX INFORMATION

The following tax information is general and describes certain U.S. federal income tax consequences of an investment in the Fund under the Internal Revenue Code of 1986, as amended (the “Code”), and as in effect as of the date of this Prospectus. The Fund does not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under the federal income tax laws. You should consult a tax advisor about the federal, state, local, and foreign tax consequences to you of your investment in the Fund based on your particular circumstances.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

Distributions of investment income, whether reinvested or taken as cash, are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain distributions are taxable as long-term capital gains.

•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable as ordinary income.

•

Properly designated distributions of “qualified dividend income” are taxable at the rate that applies to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws are not taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

TAXABILITY OF TRANSACTIONS AND OTHER TAX MATTERS

Any gain or loss that results from the sale, exchange or redemption of your shares will be treated generally as capital gain or loss for federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

The Fund’s investment in shares of other mutual funds, exchange traded funds (“ETFs”), or other companies that are taxed as regulated investment companies, including certain real estate investment trusts (“REITs”) (collectively “underlying funds”) could affect the amount, timing, and character of distributions you receive.

The Fund’s investment in certain debt instruments and the Fund’s use of derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives also affects the amount, timing, and character of the Fund’s distributions.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund’s return on those investments would be decreased. The Fund’s investment in an underlying fund will not be considered to be an investment in the securities of foreign corporations regardless of the extent to which the Fund itself invests in such securities. In addition, the Fund’s investment in foreign securities or foreign currencies, whether directly or through an underlying fund, may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

TAX WITHHOLDING

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security Number (SSN) or other taxpayer identification number (TIN);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding.

In addition, the Fund must also withhold taxes on distributions and sale proceeds if the Internal Revenue Service (the “IRS”) notifies the Fund that the SSN or TIN you provided is incorrect, or the IRS notifies the Fund that you have failed to properly report certain interest and dividend income.

14	Managers Investment Group

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from the Fund’s Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund’s Annual Report, which is available upon request.

	For the year ended December 31,
Managers Special Equity Fund - Managers Class:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$82.96	$86.78	$90.42	$78.48	$55.08

Income from Investment Operations:
Net investment loss	(0.51)[5]	(0.14)[5]	(0.54)[5]	(0.56)	(0.43)
Net realized and unrealized gain on investments	0.55 [5]	9.88 [5]	4.18 [5]	12.50	23.83
Total from investment operations	0.04	9.74	3.64	11.94	23.40

Less Distributions to Shareholders from:
Net realized gain on investments	(18.73)	(13.56)	(7.28)	—	—

Net Asset Value, End of Year	$64.27	$82.96	$86.78	$90.42	$78.48
Total Return[1]	(0.60)%	11.28%	4.00%	15.18%	42.50%

Ratio of net expenses to average net assets	1.43%	1.42%	1.40%	1.40%	1.43%
Ratio of total expenses to average net assets[4]	1.46%	1.47%	1.45%	1.45%	1.46%
Ratio of net investment loss to average net assets[1]	(0.59)%	(0.15)%	(0.60)%	(0.69)%	(0.72)%
Portfolio turnover	67%	76%	80%	68%	64%
Net assets at end of year (000’s omitted)	$1,668,031	$2,551,703	$2,834,314	$3,415,003	$3,279,318

	For the year ended December 31,			For the period* ended December 31, 2004
Managers Special Equity Fund - Institutional Class:	2007	2006	2005
Net Asset Value, Beginning of Period	$83.56	$87.09	$90.56	$78.91

Income from Investment Operations:
Net investment income (loss)	(0.32)[5]	0.10 [5]	(0.33)[5]	(0.21)
Net realized and unrealized gain on investments	0.52 [5]	9.93 [5]	4.14 [5]	11.86
Total from investment operations	0.20	10.03	3.81	11.65

Less Distributions to Shareholders from:
Net realized gain on investments	(19.05)	(13.56)	(7.28)	—

Net Asset Value, End of Period	$64.71	$83.56	$87.09	$90.56
Total Return[1]	(0.39)%	11.56%[6]	4.21%	14.75%[2]

Ratio of net expenses to average net assets	1.20%	1.18%	1.20%	1.20%[3]
Ratio of total expenses to average net assets[4]	1.23%	1.23%	1.25%	1.26%[3]
Ratio of net investment income (loss) to average net assets[1]	(0.36)%	0.09%	(0.56)%	(0.49)%[3]
Portfolio turnover	67%	76%	80%	68%[2]
Net assets at end of period (000’s omitted)	$247,396	$561,994	$510,541	$274,010

*	Commencement of operations was May 3, 2004.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Not Annualized.
[3]	Annualized.
[4]	Excludes the impact of fee waivers and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes.
[5]	Per share numbers have been calculated using average shares.
[6]	The Total Return is based on the Financial Statement Net Asset Values as shown above.

Managers Investment Group	15

HOW TO CONTACT US

MANAGERS SPECIAL EQUITY FUND

INVESTMENT MANAGER

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

203.299.3500 or 800.835.3879

DISTRIBUTOR

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

CUSTODIAN

The Bank of New York

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

TRANSFER AGENT

PFPC Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

16	Managers Investment Group

PRIVACY POLICY

We recognize the importance of safeguarding your personal information. Your privacy is a priority, and we have designed policies and practices to achieve this goal.

As a mutual fund company, we may receive personal information from our customers, some of which is “nonpublic.” We receive this information from the following sources:

•	Information received from account applications and other forms including your address, date of birth, and social security number.

•	Information relating to your transactions with us, our affiliates, and others, such as the purchase and sale of securities and account balances.

We do not sell information about you to outside marketing firms. As a matter of policy, we do not disclose nonpublic personal information about our present or former customers to third parties, including our affiliates, except as required or permitted by law (including as necessary for third parties to perform under their agreements with respect to the Funds). For example, we may disclose nonpublic personal information in order to process a transaction or service an account, to comply with legal requirements, or upon the request of the customer. In addition, we may disclose information to non-affiliated companies that from time to time are used to provide certain services, such as soliciting proxies or preparing and mailing prospectuses, reports, account statements, and other information. We may also share nonpublic personal information with our affiliates in connection with servicing customer accounts.

We restrict access to nonpublic personal information to those employees and service providers who are involved in providing products or services to our customers. In addition, we maintain physical, electronic, and procedural safeguards in order to protect your nonpublic personal information.

(Not part of the Prospectus)

Managers Investment Group

WHERE TO FIND ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information (“SAI”), Annual Report, and Semi-Annual Report contain additional information about the Fund and its investments. Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Report to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To request free copies of these materials or to make other inquiries, please contact the Fund:

•	By telephone:

800.835.3879

•	By mail:

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

•	On the Internet:

Electronic copies are available on our Web site at

www.managersinvest.com

Information about the Fund, including the Fund’s current SAI and Annual and Semi-Annual reports, is on file with the Securities and Exchange Commission (the “SEC”). The Fund’s SAI is incorporated by reference into (is legally part of) this Prospectus.

Reports and other information about the Fund are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may also review and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.

© 2008 Managers Investment Group LLC

Investment Company Act Registration Number 811-03752

www.managersinvest.com

3	OVERVIEW

4-47	SUMMARY OF THE FUNDS

Managers Value Fund

Managers AMG Essex Large Cap Growth Fund

Managers Small Company Fund

Managers Special Equity Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Managers Bond Fund

Managers Global Bond Fund

Managers Money Market Fund

Summary of Principal Risks

Other Important Information about the Funds and their Investment Strategies and Risks

Fund Management

48-54	SHAREHOLDER GUIDE

Your Account

Investing Through an Intermediary

Transaction Policies

How to Buy or Sell Shares

Investor Services

Federal Income Tax Information

55-59	FINANCIAL HIGHLIGHTS

Managers Value Fund

Managers AMG Essex Large Cap Growth Fund

Managers Small Company Fund

Managers Special Equity Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Managers Bond Fund

Managers Global Bond Fund

Managers Money Market Fund

60	HOW TO CONTACT US

Managers Investment Group	1

THIS PAGE INTENTIONALLY LEFT BLANK

OVERVIEW

This Prospectus contains important information about the Managers Value Fund, Managers AMG Essex Large Cap Growth Fund, Managers Small Company Fund, Managers Special Equity Fund, Managers International Equity Fund, Managers Emerging Markets Equity Fund, Managers Bond Fund, Managers Global Bond Fund, and Managers Money Market Fund (each, a “Fund” and together the “Funds”). Each Fund is part of the Managers Family of Funds, a mutual fund family advised by Managers Investment Group LLC (the “Investment Manager”) and comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

A mutual fund is a pooled investment that is professionally managed and provides access to a wide variety of companies, industries, and markets through one investment vehicle. A mutual fund is not a complete investment program and there is no guarantee that a fund will reach its stated goals.

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money. Before you invest, please make sure that you have read, and understand, the risk factors that apply to these Funds.

Each Fund is subject to management risk because it is an actively managed investment portfolio. Each Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Please read this Prospectus carefully before you invest and keep it for future reference. You should base your purchase of shares of a Fund on your own goals, risk preferences, and investment time horizons.

The following Summary of the Funds identifies each Fund’s investment objective, principal investments and strategies, principal risks, performance information, and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in each Fund begins after the Summary of the Funds.

Managers Investment Group	3

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

U.S. Mid- and Large-Cap Equities

Benchmark:

Russell 1000® Value Index

Ticker:

MGIEX

Subadvisors:

Armstrong Shaw Associates Inc.

(“Armstrong Shaw”)

Osprey Partners Investment Management, LLC

(“Osprey Partners”)

The Russell 1000® Value Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

MANAGERS VALUE FUND

OBJECTIVE

The Fund’s investment objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities. Income is the Fund’s secondary objective.

FOCUS

Under normal circumstances, the Fund normally invests primarily in common and preferred stocks of U.S. companies. The Fund generally invests in medium and large companies with capitalizations that are within the range of capitalizations of companies in the Russell 1000® Index. As of December 31, 2007, the range of market capitalizations for the Russell 1000® Index was $458 million to $512 billion.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s assets are currently allocated between two Subadvisors, each of which acts independently of the other and uses its own methodology to select portfolio investments. Both Subadvisors expect to generate returns from dividend income as well as capital appreciation as a result of improvements in the valuations of stocks such as, among other things, increases in the price-to-earnings ratio. Growth in earnings and dividends may also drive the price of stocks higher. A stock is typically sold if the Subadvisor believes that the future profitability of a company does not support its current stock price.

Specifically:

•	Armstrong Shaw invests in securities where a rigid cash flow or asset value analysis determines that a company’s stock is selling at a substantial discount to its intrinsic value.

•	Osprey Partners invests in stocks with low price-to-earnings and price-to-cash flow ratios while using in-depth, bottom-up analysis to identify financially strong, well-managed companies.

4	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS VALUE FUND

PRINCIPAL RISKS

•	Large-Capitalization Stock Risk—large-capitalization companies are generally more mature and are not able to reach the same levels of growth as small- or mid-cap companies.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to changing economic, political, or market conditions.

•

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

•

Sector Risk—companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

•	Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to large- and mid-cap companies.

•	Seeking exposure to value-oriented investments.

•	Willing to accept short-term volatility of returns.

PORTFOLIO MANAGERS

Jeffrey Shaw

Chairman and Chief Investment Officer at Armstrong Shaw

John W. Liang

Managing Partner, Chief Investment Officer, and Portfolio Manager at Osprey Partners

Russell S. Tompkins

Managing Partner, Chief Operating Officer and Portfolio Manager at Osprey Partners

Bruce J. Jensen

Director of Large Cap Equity Research and Portfolio Manager at Osprey Partners

See “Fund Management” on page 43 for more information on the portfolio managers.

Managers Investment Group	5

SUMMARY OF THE FUNDS

MANAGERS VALUE FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of a Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Best Quarter: 16.62% (2nd Quarter 2003)

Worst Quarter: -20.58% (3rd Quarter 2002)

Average Annual Total Returns1 as of 12/31/07

Managers Value Fund	1 Year	5 Years	10 Years
Return Before Taxes	-7.77%	10.76%	5.27%

Return After Taxes on Distributions	-10.45%	9.01%	3.40%

Return After Taxes on Distributions and Sale of Fund Shares	-2.67%	9.08%	3.89%

Russell 1000® Value Index[2] (before taxes)	-0.17%	14.63%	7.68%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book returns and lower forecasted growth values. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The returns shown for the Index reflect no deduction of fees, expenses, or taxes.

6	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS VALUE FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None

Maximum Deferred Sales Charge (Load)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None

Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.75%

Distribution (12b-1) Fees	None

Other Expenses[1]	0.44%

Total Annual Fund Operating Expenses[2]	1.19%

Fee Waiver and Reimbursement[3]	0.00%

Net Annual Fund Operating Expenses	1.19%

[1]

Other Expenses have been restated to give effect to reduced custodial fees, which took effect on July 1, 2007. In addition to direct expenses incurred by the Fund, “Other Expenses” includes an indirect expense of less than 0.01% incurred as a result of the Fund’s investment in one or more underlying acquired funds. Indirect expenses of the Fund are not subject to waiver and do not factor into the Fund’s fee waiver and reimbursement.

[2]

The Fund has entered into arrangements with unaffiliated broker-dealers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay a portion of its expenses. In addition, the Fund may receive credits against its custodian expenses for uninvested overnight cash balances. Due to these expense offsets, the Funds incurred actual “Total Annual Fund Operating Expenses” for the fiscal year ended December 31, 2007 in an amount less than the amounts shown above. After giving effect to these expense offsets and fee waiver and reimbursements, the “Net Annual Fund Operating Expenses” for the fiscal year ended December 31, 2007 for the Fund were 1.16%.

[3]

The Investment Manager has contractually agreed, through May 1, 2009, to waive management fees as may be necessary to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.19%, subject to later reimbursement by the Fund in certain circumstances, provided that the amount of management fees waived will not exceed 0.25% of the Fund’s average net assets. Because the Investment Manager’s obligation to waive its management fees is limited to 0.25% of the Fund’s average net assets, it is possible that the Fund’s Net Annual Fund Operating Expenses could exceed the Net Annual Fund Operating Expenses listed above in certain circumstances. In general, for a period of up to 36 months from the time of any waiver or payment pursuant to a Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed its contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund’s fee waiver and reimbursement.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$121	$378	$654	$1,443

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2009. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	7

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

U.S. Large-Cap Equities

Benchmark:

Russell 1000® Growth Index

Ticker:

MGCAX

Subadvisor:

Essex Investment Management Company, LLC

(“Essex”)

The Russell 1000® Growth Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

MANAGERS AMG ESSEX LARGE CAP GROWTH FUND

OBJECTIVE

The Fund’s investment objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities. Income is the Fund’s secondary objective.

FOCUS

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in securities of large-capitalization companies. This policy may only be changed upon 60 days’ written notice to shareholders. Additionally, the Fund normally invests primarily in common and preferred stocks of U.S. companies. The term “large-capitalization” companies refers to companies with capitalizations that are within the range of capitalizations of companies in the Russell 1000® Growth Index. As of December 31, 2007, the range of market capitalizations for the Russell 1000® Growth Index was $537 million to $511 billion.

PRINCIPAL INVESTMENT STRATEGIES

Essex serves as Subadvisor to the Fund and emphasizes a growth approach to investing by selecting stocks of companies it believes can generate strong growth in earnings and/or cash flow. Essex expects to generate returns from capital appreciation due to both earnings growth and an improvement in the market’s valuation of that stock. Essex typically:

•	Attempts to identify companies with above-average products and services and the ability to generate and sustain growth in earnings and/or cash flow over long periods.

•	Examines companies underlying businesses, financial statements, competitive environments, and company management in order to assess the future profitability of each company.

•	Sells all or part of the Fund’s holdings in a particular stock if it believes that the current stock price is not supported by expectations regarding the company’s future growth potential.

8	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS AMG ESSEX LARGE CAP GROWTH FUND

PRINCIPAL RISKS

•	Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

•	Large-Capitalization Stock Risk—large-cap companies are generally more mature and are not able to reach the same levels of growth as small- or mid-cap companies.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to changing economic, political, or market conditions.

•

Sector Risk—companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to large- and mid-cap companies.

•	Seeking a potential source of capital appreciation.

•	Willing to accept short-term volatility of returns.

PORTFOLIO MANAGER

David M. Goss, CFA

Senior Principal and Portfolio Manager of Essex

See “Fund Management” on page 43 for more information on the portfolio manager.

Managers Investment Group	9

SUMMARY OF THE FUNDS

MANAGERS AMG ESSEX LARGE CAP GROWTH FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of a Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Best Quarter: 58.42% (4th Quarter 1999)

Worst Quarter: -25.80% (1st Quarter 2001)

Average Annual Total Returns1 as of 12/31/07

Managers AMG Essex Large Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	14.36%	10.39%	6.84%

Return After Taxes on Distributions	14.36%	10.39%	5.75%

Return After Taxes on Distributions and Sale of Fund Shares	9.33%	9.06%	5.53%

Russell 1000 Growth® Index [2] (before taxes)	11.81%	12.10%	3.83%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The returns shown for the Index reflect no deduction of fees, expenses, or taxes.

10	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS AMG ESSEX LARGE CAP GROWTH FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None

Maximum Deferred Sales Charge (Load)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None

Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.80%

Distribution (12b-1) Fees	None

Other Expenses[1]	0.49%

Total Annual Fund Operating Expenses[2]	1.29%

Fee Waiver and Reimbursement[3]	0.00%

Net Annual Fund Operating Expenses	1.29%

[1]

Other Expenses have been restated to give effect to reduced custodial fees, which took effect on July 1, 2007. In addition to direct expenses incurred by the Fund, “Other Expenses” includes an indirect expense of less than 0.01% incurred as a result of the Fund’s investment in one or more underlying acquired funds. Indirect expenses of the Fund are not subject to waiver and do not factor into the Fund’s fee waiver and reimbursement.

[2]

The Fund has entered into arrangements with unaffiliated broker-dealers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay a portion of its expenses. In addition, the Fund may receive credits against its custodian expenses for uninvested overnight cash balances. Due to these expense offsets, the Fund incurred actual “Total Annual Fund Operating Expenses” for the fiscal year ended December 31, 2007 in an amount less than the amounts shown above. After giving effect to these expense offsets and fee waivers and reimbursements, the “Net Annual Fund Operating Expenses” for the fiscal year ended December 31, 2007 for the Fund were 1.24%.

[3]

The Investment Manager has contractually agreed, through May 1, 2009, to waive management fees as may be necessary to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.29%, subject to later reimbursement by the Fund in certain circumstances, provided that the amount of management fees waived will not exceed 0.25% of the Fund’s average net assets. Because the Investment Manager’s obligation to waive its management fees is limited to 0.25% of the Fund’s average net assets, it is possible that the Fund’s Net Annual Fund Operating Expenses could exceed the Net Annual Fund Operating Expenses listed above in certain circumstances. In general, for a period of up to 36 months from the time of any waiver or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed its contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund’s fee waiver and reimbursement.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$131	$409	$708	$1,557

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2009. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	11

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

U.S. Small-Cap Equities

Benchmark:

Russell 2000® Index

Ticker:

MSCFX

Subadvisors:

Kalmar Investment Advisers

(“Kalmar”)

Epoch Investment Partners, Inc.

(“Epoch”)

The Russell 2000® Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

MANAGERS SMALL COMPANY FUND

OBJECTIVE

The Fund’s investment objective is to achieve long-term capital appreciation by investing in equity securities of small companies.

FOCUS

Under normal circumstances the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small companies. This policy may only be changed upon 60 days’ written notice to shareholders. Additionally, under normal circumstances, the Fund invests at least 65% of its total assets in common and preferred stocks of small companies, with the potential for long-term capital appreciation. The term “small companies” refers to companies with capitalizations that are within the range of capitalizations of companies in the Russell 2000® Index. As of December 31, 2007, the range of market capitalizations for the Russell 2000 Index was $27.0 million to $6.1 billion. The Fund may retain securities that it already has purchased even if the company outgrows the Fund’s capitalization limits.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s assets are currently allocated between two Subadvisors, each of which acts independently of the other and uses its own methodology to select portfolio investments. Specifically:

•

Kalmar focuses exclusively on companies whose businesses are expanding. Kalmar seeks to identify companies expected to exhibit rapid earnings growth and to invest in healthy, growing businesses whose stocks are selling at valuations less than should be expected. The portfolio management team examines the underlying businesses, financial statements, competitive environments, and company management in order to assess the future profitability of each company. Kalmar therefore expects to generate returns from capital appreciation due to earnings growth along with improvements to the valuations of the stocks such as increases in the price-to-earnings ratio.

•

Epoch seeks to generate risk-adjusted returns by building portfolios of businesses with attractive risk/reward profiles without running a high degree of capital risk. In analyzing investments, Epoch considers the management quality, business evaluation, financial strength, and other external factors. It identifies businesses that it believes are worthy of long-term investment and seeks to construct a diversified portfolio across attractive sectors, limit individual holding sizes, and follow a strict sell discipline with a low relative portfolio turnover.

•	Each Subadvisor will typically sell a stock if it believes that the future profitability of a company does not support its current stock price.

12	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS SMALL COMPANY FUND

PRINCIPAL RISKS

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to changing economic, political, or market conditions.

•

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to small companies.

•	Seeking a source of capital appreciation.

•	Willing to accept short-term volatility of returns.

SUBADVISORS

See “Fund Management” on pages 43-44 for more information on the Subadvisors.

Managers Investment Group	13

SUMMARY OF THE FUNDS

MANAGERS SMALL COMPANY FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of a Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Best Quarter: 18.83% (2nd Quarter 2003)

Worst Quarter: -20.91% (3rd Quarter 2001)

Average Annual Total Returns1 as of 12/31/07

Managers Small Company Fund	1 Year	5 Years	Since Inception (06/19/00)
Return Before Taxes	9.13%	15.34%	3.61%

Return After Taxes on Distributions	5.96%	14.66%	3.21%

Return After Taxes on Distributions and Sale of Fund Shares	9.16%	13.42%	3.06%

Russell 2000® Index[2] (before taxes)	-1.57%	16.25%	6.53%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The returns shown for the Index reflect no deduction for fees, expenses, or taxes.

14	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS SMALL COMPANY FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None

Maximum Deferred Sales Charge (Load)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None

Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.90%

Distribution (12b-1) Fees	None

Other Expenses[1]	0.55%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses[2]	1.46%

Fee Waiver and Reimbursement[3]	0.00%

Net Annual Fund Operating Expenses[4]	1.46%

[1]	Other Expenses have been restated to give effect to reduced custodial fees, which took effect on July 1, 2007.
[2]

The Fund has entered into arrangements with unaffiliated broker-dealers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay a portion of its expenses. In addition, the Fund may receive credits against its custodian expenses for uninvested overnight cash balances. Due to these expense offsets, the Fund incurred actual “Total Annual Fund Operating Expenses” for the fiscal year ended December 31, 2007 in an amount less than the amounts shown above. After giving effect to these expense offsets and fee waivers and reimbursements, the “Net Annual Fund Operating Expenses” for the fiscal year ended December 31, 2007 for the Fund were 1.37%.

[3]

The Investment Manager has contractually agreed, through May 1, 2009, to waive management fees as may be necessary to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.45%, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed its contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund’s fee waiver and reimbursement.

[4]

The Net Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Fund and does not include fees and expenses of any acquired fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$149	$462	$797	$1,746

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2009. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	15

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

U.S. Small- and Mid-Cap Equities

Benchmark:

Russell 2000® Index

Ticker:

Managers Class: MGSEX

Subadvisors:

Donald Smith & Co., Inc.

(“Donald Smith”)

Lord, Abbett & Co., LLC

(“Lord Abbett”)

Skyline Asset Management, L.P.

(“Skyline”)

Smith Asset Management Group, L.P.

(“Smith Group”)

Veredus Asset Management, LLC

(“Veredus”)

Westport Asset Management Inc.

(“Westport”)

The Russell 2000® Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

MANAGERS SPECIAL EQUITY FUND

OBJECTIVE

The Fund’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of small- and medium-sized companies.

FOCUS

Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally, common and preferred stocks). This policy may only be changed upon 60 days’ written notice to shareholders. Although the Fund focuses its investments in securities of small- and medium-capitalization companies pursuant to its investment objective, the Fund has historically invested substantially all of its assets in the securities of U.S. small-capitalization companies. Typically the Fund invests in companies with capitalizations that are within the range of capitalizations of companies in the Russell 2000® Index. As of December 31, 2007, the range of market capitalizations for the Russell 2000® Index was $27.0 million to $6.1 billion. The Fund may purchase securities, or retain securities that it already has purchased, even if the company’s security is outside the Fund’s typical capitalization range.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s assets are currently allocated among six Subadvisors, each of which acts independently of the others and uses its own methodology to select portfolio investments. Specifically:

•

Three Subadvisors utilize a value approach to investing whereby they seek to identify companies whose improving businesses are for some reason not being fully recognized by others and that are thus selling at valuations less than expected.

•	The other three Subadvisors utilize a growth approach to investing whereby they seek to identify companies that are exhibiting rapid growth in their businesses.

•	All six Subadvisors examine the underlying businesses, financial statements, competitive environment and company management in order to assess the future profitability of each company.

•	A Subadvisor will typically sell a stock if it believes that the future profitability of a company does not support the current stock price.

With the combination of the above strategies, the Fund expects to generate returns from capital appreciation due to earnings growth along with improvements in the valuations of the stocks such as, among other things, increases in the price to earnings ratio.

16	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS SPECIAL EQUITY FUND

PRINCIPAL RISKS

•	Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to changing economic, political, or market conditions.

•

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

•	Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to small- and mid-cap companies.

•	Seeking a potential source of capital appreciation.

•	Willing to accept short-term volatility of returns.

SUBADVISORS

See “Fund Management” on pages 44-45 for more information on the Subadvisors.

Managers Investment Group	17

SUMMARY OF THE FUNDS

MANAGERS SPECIAL EQUITY FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information reflects the impact of the Fund’s previous contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of a Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar Year Total Returns—Managers Class

Best Quarter: 35.91% (4th Quarter 1999)

Worst Quarter: -23.74% (3rd Quarter 2001)

Average Annual Total Returns1 as of 12/31/07

Managers Special Equity Fund—Managers Class	1 Year	5 Years	10 Years
Return Before Taxes	-0.60%	13.56%	7.38%

Return After Taxes on Distributions	-4.17%	11.99%	6.11%

Return After Taxes on Distributions and Sale of Fund Shares	3.90%	11.84%	6.18%

Russell 2000® Index[2] (before taxes)	-1.57%	16.25%	7.08%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The returns shown for the Index reflect no deduction for fees, expenses, or taxes.

18	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS SPECIAL EQUITY FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Managers Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None

Maximum Deferred Sales Charge (Load)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None

Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Managers Class
Management Fee	0.90%

Distribution (12b-1) Fees	None

Other Expenses[1]	0.56%

Acquired Fund Fees and Expenses[2]	0.01%

Total Annual Fund Operating Expenses[2,3] ,4	1.47%

[1]	Other Expenses have been restated to give effect to reduced custodial fees, which took effect on July 1, 2007.
[2]

Acquired Fund Fees and Expenses and Total Annual Fund Operating Expenses have been restated to exclude historical expenses associated with the Fund’s investments in two business development companies, or BDCs, because the Fund no longer owns these investments and does not currently intend to invest in BDCs in the future. Expenses associated with the Fund’s investments in BDCs are considered indirect expenses borne by the Fund. If these expenses had been included, Acquired Fund Fees and Expenses would have been 0.05% and Total Annual Fund Operating Expenses would have been 1.51%.

[3]

The Fund has entered into arrangements with unaffiliated broker-dealers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay a portion of its expenses. In addition, the Fund may receive credits against its custodian expenses for uninvested overnight cash balances. Due to these expense offsets, the Fund incurred actual “Total Annual Fund Operating Expenses” for the fiscal year ended December 31, 2007 in an amount less than the amounts shown above. After giving effect to these expense offsets, the “Total Annual Fund Operating Expenses” for the fiscal year ended December 31, 2007 for the Fund were 1.43% for the Managers Class.

[4]

The Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Fund and does not include fees and expenses of any acquired fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Managers Class	$150	$465	$803	$1,758

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	19

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

Non-U.S. Equities

Benchmark:

MSCI EAFE Index®

Ticker:

MGITX

Subadvisors:

AllianceBernstein L.P.

(“AllianceBernstein”)

Lazard Asset Management LLC

(“Lazard”)

Wellington Management Company, LLP

(“Wellington Management”)

All Morgan Stanley Capital International (“MSCI”) data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

MANAGERS INTERNATIONAL EQUITY FUND

OBJECTIVE

The Fund’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of non-U.S. companies. Income is the Fund’s secondary objective.

FOCUS

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities (generally common and preferred stocks). This policy may be changed only upon 60 days’ written notice to shareholders. Additionally, under normal circumstances, the Fund invests at least 65% of its total assets in common and preferred stocks of non-U.S. companies.

The Fund may invest in companies of any size. The Fund primarily invests in securities of issuers in developed countries, but may also invest in countries designated by the World Bank or the United Nations to be a developing country or an emerging market.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s assets are currently managed by three Subadvisors, each of which acts independently of the other and uses its own methodology in selecting portfolio investments. Each Subadvisor examines the underlying businesses, financial statements, competitive environments, and company managements in order to assess the future profitability of each company. Specifically:

•

AllianceBernstein uses a value approach through that it seeks to identify companies whose shares are available for less than what it considers to be fair value. Bernstein uses a proprietary return model based on fundamental analysis of businesses in order to identify companies with the most attractive value attributes.

•

Lazard generally seeks to identify long-term investment themes that may affect the profitability of companies in particular industries, regions, or countries. For example, Lazard may identify broad-based demographic trends, such as an increase in the average age of a region’s population, which may make investment in particular companies or industries attractive.

•	Wellington Management utilizes a growth approach to investing through which it seeks to identify companies with improving fundamentals and accelerating earnings.

•	A stock is typically sold if a Subadvisor believes that the key drivers of earnings are generally recognized and discounted into the price of the security.

With the combination of the above strategies, the Fund expects to generate returns from capital appreciation due to earnings growth along with improvements in the valuations to the stocks such as increases in the price to earnings ratio.

20	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS INTERNATIONAL EQUITY FUND

PRINCIPAL RISKS

•	Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

•	Emerging Markets Risk—investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater volatility.

•

Foreign Securities Risk—securities of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

•	Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to changing economic, political, or market conditions.

•

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

•	Political Risk—changes in the political status of any country can have profound effects on the value of securities within that country.

•	Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to non-U.S. equities.

•	Seeking capital appreciation.

•	Willing to accept short-term volatility of returns.

SUBADVISORS

See “Fund Management” on pages 45-46 for more information on the Subadvisors.

Managers Investment Group	21

SUMMARY OF THE FUNDS

MANAGERS INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of a Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Best Quarter: 18.12% (2nd Quarter 2003)

Worst Quarter: -20.08% (3rd Quarter 2002)

Average Annual Total Returns1 as of 12/31/07

Managers International Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	14.86%	21.00%	8.08%

Return After Taxes on Distributions	14.67%	20.70%	7.43%

Return After Taxes on Distributions and Sale of Fund Shares	9.66%	18.51%	6.77%

MSCI EAFE Index[2] (before taxes)	11.17%	21.59%	8.66%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The MSCI EAFE Index® is a free-float adjusted market capitalization index designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of June 2007, the Index consisted of 21 developed market country indices in Europe, Australasia, and the Far East. Unlike the Fund, the MSCI EAFE Index® is unmanaged, is not available for investment, and does not incur expenses. The returns shown for the Index reflect no deduction for fees, expenses, or taxes.

22	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS INTERNATIONAL EQUITY FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None

Maximum Deferred Sales Charge (Load)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None

Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	2.00%[1]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.90%

Distribution (12b-1) Fees	None

Other Expenses[2]	0.70%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	1.61%

Fee Waiver and Reimbursement[3]	(0.12)%

Net Annual Fund Operating Expenses[4]	1.49%

[1]	Applies to redemptions or exchanges occurring within 60 days of purchase. See Redemption Fees on page 49 for further information.
[2]	Other Expenses have been restated to give effect to reduced custodial fees, which took effect on July 1, 2007.
[3]

The Investment Manager has contractually agreed, through May 1, 2009, to waive management fees as may be necessary to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.48%, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed its contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund’s waiver and reimbursement.

[4]

The Net Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Fund and does not include fees and expenses of any acquired fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$359	$495	$864	$1,900

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2009. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	23

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

Emerging Market or Developing Country Equities

Benchmark:

MSCI Emerging Markets Index

Ticker:

MEMEX

Subadvisor:

Rexiter Capital Management Limited

(“Rexiter”)

All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or products described herein. Copying or redistributing the MSCI data is strictly prohibited.

MANAGERS EMERGING MARKETS EQUITY FUND

OBJECTIVE

The Fund’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of companies located in countries designated by the World Bank or the United Nations to be a developing country or emerging market.

FOCUS

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities of companies located in emerging market countries. This policy may not be changed without providing shareholders of the Fund at least 60 days’ prior written notice. For the purposes of this policy, “emerging market countries” mean countries designated by the Fund’s benchmark, the MSCI Emerging Markets Index, to be an emerging market country. The Fund may invest in companies of any size.

PRINCIPAL INVESTMENT STRATEGIES

The Investment Manager has selected Rexiter as the Fund’s Subadvisor. Rexiter seeks to keep the Fund diversified across a variety of markets, countries and regions. Typically, Rexiter selects stocks that it believes can generate and maintain strong earnings growth by:

•	Assessing the political, economic and financial health of each of the countries within which it invests in order to determine target country allocation for the portfolio.

•	Seeking to identify companies with quality management, strong finances and established market positions across a diversity of companies and industries within the targeted countries.

•	Selling a stock if:

—	It believes that the current stock price is not supported by its expectations regarding the company’s future growth potential; or

—	The political, economic, or financial health of the country changes.

24	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS EMERGING MARKETS EQUITY FUND

PRINCIPAL RISKS

•	Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

•	Emerging Markets Risk—investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater volatility.

•

Foreign Securities Risk—securities of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to changing economic, political, or market conditions.

•

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

•	Political Risk—changes in the political status of any country can have profound effects on the value of securities within that country.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to emerging market equity investments.

•	Seeking potential capital appreciation.

•	Willing to accept short-term volatility of returns.

PORTFOLIO MANAGERS

Murray Davey

Managing Director—

Global Emerging Markets, Country Fund Manager and Portfolio Manager at Rexiter

Nicholas Payne

Country Fund Manager

Christopher Vale

Country Fund Manager, Managing Director, and Chief Investment Officer – Asia

See “Fund Management” on page 46 for more information on the portfolio managers.

Managers Investment Group	25

SUMMARY OF THE FUNDS

MANAGERS EMERGING MARKETS EQUITY FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of a Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar Year Total Returns

Best Quarter: 43.66% (4th Quarter 1999)

Worst Quarter: -25.08% (3rd Quarter 2001)

Average Annual Total Returns1 as of 12/31/07

Managers Emerging Markets Equity Fund	1 year	5 years	Since Inception (02/09/98)
Return Before Taxes	29.55%	35.09%	16.27%

Return After Taxes on Distributions	25.89%	33.23%	15.06%

Return After Taxes on Distributions and Sale of Fund Shares	22.53%	31.10%	14.18%

MSCI Emerging Markets Index[2] (before taxes)	39.78%	37.46%	14.87%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The MSCI EM Index is a free float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. As of June 2007, the MSCI EM Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The returns shown for the Index reflect no deduction for fees, expenses, or taxes.

26	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS EMERGING MARKETS EQUITY FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None

Maximum Deferred Sales Charge (Load)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None

Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	2.00%[1]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	1.15%

Distribution (12b-1) Fees	None

Other Expenses[2]	0.76%

Total Annual Fund Operating Expenses[3]	1.91%

Fee Waiver & Reimbursement[4]	(0.14)%

Net Annual Fund Operating Expenses[5]	1.77%

[1]	Applies to redemptions or exchanges occurring within 60 days of purchase. See Redemption Fees on page 49 for further information.
[2]

Other Expenses have been restated to give effect to reduced custodial fees, which took effect on July 1, 2007. In addition to direct expenses incurred by the Fund, “Other Expenses” includes an indirect expense of less than 0.01% incurred as a result of the Fund’s investment in one or more underlying acquired funds. Indirect expenses of the Fund are not subject to waiver and do not factor into the Fund’s fee waiver and reimbursement.

[3]

In earlier periods, the Investment Manager contractually agreed to waive management fees as necessary so as to limit total operating expenses to certain percentages. These subsidies were subject to a Fund’s obligation to repay the Investment Manager in future years, if any, when the Fund’s expenses fall below the expense limit in effect at the time of the subsidy in question; provided, however, the Fund is not obligated to repay such expenses for more than 36 months after the time of any waiver or payment pursuant to the Fund’s contractual expense limitation. The Total Annual Fund Operating Expenses shown above include amounts charged to the Fund for such deferred expenses.

[4]

The Investment Manager has contractually agreed, through May 1, 2009, to waive management fees as may be necessary to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.77%, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed its contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund’s fee waiver and reimbursement.

[5]

The Net Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Fund and does not include fees and expenses of any acquired fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$386	$585	$1,018	$2,221

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2009. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	27

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

Fixed-Income Securities

Benchmark:

Lehman Brothers U.S. Government/Credit Index

Ticker:

MGFIX

Subadvisor:

Loomis, Sayles & Company, L.P.

(“Loomis”)

MANAGERS BOND FUND

OBJECTIVE

The Fund’s investment objective is to achieve a high level of current income from a diversified portfolio of fixed-income securities.

FOCUS

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities). This policy may be changed only upon 60 days’ written notice to shareholders. Under normal market conditions, the Fund invests at least 65% of its total assets in investment grade corporate bonds, mortgage-related and other asset-backed securities and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Service (or a similar rating from any nationally recognized statistical rating organization).

From time to time, the Fund may invest in unrated bonds, which are considered by the Subadvisor to be of comparable quality and creditworthiness as rated securities. Debt securities held by the Fund may have any remaining maturity. Occasionally, the Fund may purchase only the interest or principal component of a mortgage-related security. Up to 10% of the total assets of the Fund may be invested in non-U.S. dollar-denominated instruments.

PRINCIPAL INVESTMENT STRATEGIES

The Investment Manager has selected Loomis as the Fund’s Subadvisor. Loomis applies fundamental investment research techniques when deciding which bonds to buy or sell. Typically, Loomis invests around three themes encompassing:

•	Generally seeking fixed-income securities of issuers whose credit profiles it believes are improving.

•

Significant use of securities whose price changes may not have a direct correlation with changes in interest rates. Loomis believes positive returns can be generated by having a portion of the Fund’s assets invested in this type of security rather than primarily relying on interest rate changes to generate returns.

•

Analysis of different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that Loomis believes may produce attractive returns for the Fund in comparison to their risk.

In deciding which securities to buy and sell, Loomis will consider, among other things, the financial strength of the issuer of the security, current interest rates, Loomis’ expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis’ expectations concerning the potential return of those investments.

Loomis generally prefers securities that are protected against calls (early redemption by the issuer).

28	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS BOND FUND

PRINCIPAL RISKS

•	Credit Risk—issuer of bonds may not be able to meet interest or principal payments when the bonds come due.

•	Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

•

Foreign Securities Risk—securities of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

•

High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk.

•	Interest Rate Risk—fixed-coupon payments (cash flows) of debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to changing economic, political, or market conditions.

•	Prepayment Risk—many bonds have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

•	Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to bonds.

•	Seeking an opportunity for additional fixed-income returns.

•	Willing to accept short-term volatility of returns.

PORTFOLIO MANAGER

Daniel J. Fuss

Executive Vice President and Vice Chairman at Loomis

See “Fund Management” on pages 46-47 for more information on the portfolio manager.

Managers Investment Group	29

SUMMARY OF THE FUNDS

MANAGERS BOND FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of a Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar Year Total Returns

Best Quarter: 6.09% (2nd Quarter 2003)

Worst Quarter: -3.20% (3rd Quarter 1998)

Average Annual Total Returns1 as of 12/31/07

Managers Bond Fund	1 year	5 years	10 years
Return Before Taxes	7.06%	6.58%	6.97%

Return After Taxes on Distributions	5.26%	4.86%	4.68%

Return After Taxes on Distributions and Sale of Fund Shares	4.55%	4.64%	4.57%

Lehman Bros. U.S. Government/Credit Index[2] (before taxes)	7.23%	4.44%	6.01%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The Lehman Brothers U.S. Government/Credit Index is an index of all investment grade government and corporate bonds with a maturity of more than one year. The returns shown for the Index reflect no deduction for fees, expenses, or taxes.

30	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS BOND FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None

Maximum Deferred Sales Charge (Load)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None

Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.625%

Distribution (12b-1) Fees	None

Other Expenses[1]	0.36%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	1.00%

Fee Waiver and Reimbursement[2]	0.00%

Net Annual Fund Operating Expenses[3]	1.00%

[1]	Other Expenses have been restated to give effect to reduced custodial fees, which took effect on July 1, 2007.
[2]

The Investment Manager has contractually agreed, through May 1, 2009, to waive management fees as may be necessary to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.99%, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed its contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund’s fee waiver and reimbursement.

[3]

The Net Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Fund and does not include fees and expenses of any acquired fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$317	$550	$1,219

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2009. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	31

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

Foreign and Domestic Fixed-Income Securities

Benchmark:

Lehman Brothers Global Aggregate Bond Index

Ticker:

MGGBX

Subadvisor:

Loomis, Sayles & Company, L.P.

(“Loomis”)

MANAGERS GLOBAL BOND FUND

OBJECTIVE

The Fund’s investment objective is to achieve income and capital appreciation through a portfolio of foreign and domestic fixed-income securities.

FOCUS

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities). This policy may be changed only upon 60 days’ written notice to shareholders. Under normal market conditions, the Fund invests at least 65% of its total assets in investment grade U.S. and foreign corporate bonds and in securities issued or guaranteed by the U.S. and foreign governments, their agencies or instrumentalities, and supranational organizations such as the World Bank. Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Service (or a similar rating from any nationally recognized statistical rating organization).

From time to time, the Fund may invest in unrated bonds, which are considered by the Subadvisor to be of comparable quality and creditworthiness as rated securities. Debt securities held by the Fund may have any remaining maturity. The Fund may hold instruments denominated in any currency and may invest in companies in emerging markets. Under normal conditions, the Fund typically invests in at least seven countries, including the United States. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of a single issuer than a diversified fund.

PRINCIPAL INVESTMENT STRATEGIES

The Investment Manager has selected Loomis as the Fund’s Subadvisor. Loomis applies fundamental investment research techniques when deciding which bonds to buy or sell. Typically, Loomis:

•	Primarily selects investments with the goal of enhancing the Fund’s overall yield and total return and lowering volatility, relative to the benchmark.

•	Uses credit analysis and internally developed investment techniques to evaluate numerous financial criteria relating to debt securities.

•	May utilize forward currency contracts in order to adjust the Fund’s allocation to foreign currencies.

•	Sells a security if it believes the security is overvalued based on its credit, country, or currency.

Loomis does not manage the Fund to maintain a given average duration, thus giving the Fund the flexibility to invest in securities with any remaining maturity as market conditions change. At times, the Fund’s average duration may be longer than that of the benchmark, so that the Fund is more sensitive to changes in interest rates than the benchmark. At other times the Fund’s average duration may be shorter than that of the benchmark, so that the Fund is less sensitive to changes in interest rates than the benchmark.

32	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS GLOBAL BOND FUND

PRINCIPAL RISKS

•	Credit Risk—issuer of bonds may not be able to meet interest or principal payments when the bonds come due.

•	Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

•	Emerging Markets Risk—investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater volatility.

•

Foreign Securities Risk—securities of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

•	Interest Rate Risk—fixed-coupon payments (cash flows) of debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to changing economic, political, or market conditions.

•	Non-Diversified Fund Risk—substantial holdings may be concentrated in a single issuer, such as a corporate or non-U.S. government entity, which can place the Fund at greater risk.

•	Political Risk—changes in the political status of any country can have profound effects on the value of securities within that country.

•	Prepayment Risk—many bonds have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

•	Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to foreign and U.S. bonds.

•	Seeking income and capital appreciation.

•	Willing to accept short-term volatility of returns.

PORTFOLIO MANAGERS

Kenneth M. Buntrock

Vice President and Portfolio Manager at Loomis

David W. Rolley

Vice President and Portfolio Manager at Loomis

Lynda Schweitzer

Vice President and Portfolio Manager at Loomis

See “Fund Management” on page 47 for more information on the portfolio managers.

Managers Investment Group	33

SUMMARY OF THE FUNDS

MANAGERS GLOBAL BOND FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of a Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar Year Total Returns

Best Quarter: 9.59% (2nd Quarter 2002)

Worst Quarter: -5.54% (1st Quarter 1999)

Average Annual Total Returns1 as of 12/31/07

Managers Global Bond Fund	1 year	5 years	10 years
Return Before Taxes	7.42%	7.72%	5.73%

Return After Taxes on Distributions	5.02%	5.44%	3.81%

Return After Taxes on Distributions and Sale of Fund Shares	4.81%	5.37%	3.79%

Lehman Bros. Global Aggregate Bond Index[2] (before taxes)	9.48%	6.51%	6.08%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The Lehman Brothers Global Aggregate Bond Index covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit, and collateralized securities. The returns shown for the Index reflect no deduction for fees, expenses, or taxes.

34	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS GLOBAL BOND FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None

Maximum Deferred Sales Charge (Load)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None

Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)[1]	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.70%

Distribution (12b-1) Fees	None

Other Expenses[2]	0.59%

Total Annual Fund Operating Expenses	1.29%

Fee Waiver and Reimbursement[3]	(0.19)%

Net Annual Fund Operating Expenses[4]	1.10%

[1]	Applies to redemptions or exchanges occurring within 60 days of purchase. See Redemption Fees on page 49 for more information.
[2]

Other Expenses have been restated to give effect to reduced custodial fees, which took effect on July 1, 2007. In addition to direct expenses incurred by the Fund, Other Expenses includes an indirect expense of not more than 0.01% of the average net assets of the Fund incurred as a result of the Fund’s investment in one or more underlying funds. Indirect expenses of the Fund are not subject to waiver and do not factor into the Fund’s fee waiver and reimbursement.

[3]

The Investment Manager has contractually agreed, through May 1, 2009, to waive management fees as may be necessary to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.10%, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed its contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund’s fee waiver and reimbursement. Additionally, the Investment Manager has agreed to contractually waive a portion of its management fee for the Fund until at least March 1, 2009, resulting in an annual management fee of 0.60% of the average daily net assets of the Fund.

[4]

The Net Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Fund and does not include fees and expenses of any acquired fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$216	$389	$688	$1,539

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2009. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	35

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

Money Market

Benchmark:

Merrill Lynch 3-Month Treasury Bill Index

Ticker:

MGMXX

Investment Advisor:

JPMorgan Investment Advisors Inc.

(“JPMIA” or the “Investment Advisor”)

MANAGERS MONEY MARKET FUND

OBJECTIVE

The Fund’s investment objective is to maximize current income and maintain a high level of liquidity and stability of principal.

FOCUS

The Fund looks for investments across a broad spectrum of high quality, short-term money market instruments denominated in U.S. dollars. It typically emphasizes different types of securities at different times in order to take advantage of changing yield differentials. The Fund’s investments may include securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities, high quality commercial paper and other short-term debt securities of U.S. and foreign corporations (including floating and variable rate demand notes), debt securities issued or guaranteed by qualified U.S. and foreign banks (including certificates of deposit, time deposits, and other short term securities), asset-backed securities, repurchase agreements and reverse repurchase agreements, taxable municipal obligations and funding agreements issued by banks and highly rated U.S. insurance companies. Some of these investments may be purchased on a when-issued or delayed delivery basis.

This Fund, like other money market funds, is subject to a range of federal regulations that are designed to promote stability. For example, it must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Although keeping the weighted average maturity this short helps the Fund in its pursuit of a stable $1.00 share price, it is possible to lose money by investing in the Fund.

PRINCIPAL INVESTMENT STRATEGIES

Currently, the Fund pursues its investment objective by investing all of its investable assets in the Capital Shares of the JPMorgan Liquid Assets Money Market Fund (the “Portfolio”), a series of JPMorgan Trust II, a separate registered investment company with substantially the same investment objective and policies as the Fund.

The Portfolio:

•

Will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies, and other issuers of asset-backed securities.

•

May, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

•	May invest significantly in securities with floating or variable rates of interest. The yields of these securities will vary as interest rates change.

•	May loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund and the Portfolio expect to maintain consistent objectives. If they do not, the Fund will redeem its shares of the Portfolio, receiving its assets either in cash or securities. The Board of Trustees of the Fund will then consider whether the Fund should hire its own investment manager, invest all of its investable assets in another fund, or take other appropriate action.

36	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS MONEY MARKET FUND

PRINCIPAL RISKS

•	Advisory Risk—the Fund may not achieve its objective if the Investment Advisor’s expectations regarding particular securities or interest rates are not met.

•	Asset-Backed and Mortgage-Backed Securities Risk—asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or default.

•	Credit Risk—issuer of securities may not be able to meet interest or principal payments when the securities come due and a deterioration of credit status could affect price and liquidity.

•	Financial Services Industry Risk—due to a concentration of investments in the financial services industry, the Fund could be exposed to increased risk from developments affecting this industry.

•

Foreign Securities Risk—securities of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

•	Interest Rate Risk—fixed-coupon payments (cash flows) of debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

•	Securities Lending Risk—there is a risk that when lending securities the loaned securities may not be returned if the borrower or lending agent defaults.

•

U.S. Government Securities Risk—obligations of certain government agencies are not backed by the full faith and credit of the U.S. Government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Seeking an opportunity to preserve capital in your portfolio.

•	Making a shorter term investment.

•	Uncomfortable with risk.

Managers Investment Group	37

SUMMARY OF THE FUNDS

MANAGERS MONEY MARKET FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of the Merrill Lynch 3-Month Treasury Bill Index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Merrill Lynch 3-Month Treasury Bill Index. The performance information reflects the impact of the Portfolio’s contractual expense limitation. If the Portfolio’s service providers had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar Year Total Returns

Best Quarter: 1.58% (4th Quarter 2000)

Worst Quarter: 0.11% (4th Quarter 2003)

Average Annual Total Returns1 as of 12/31/07

	1 Year	5 Years	10 Years
Managers Money Market Fund	4.97%	2.76%	3.52%

Merrill Lynch 3-Month Treasury Bill Index[2]	5.03%	3.07%	3.77%

[1]	For information on the current yields of the Fund, please visit www.managersinvest.com or call 800.548.4539.
[2]

The Merrill Lynch 3-Month Treasury Bill Index reflects the average return on 3-Month Treasury Bills. The returns shown for the Merrill Lynch 3-Month Treasury Bill Index reflect no deduction for fees, expenses, or taxes.

38	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS MONEY MARKET FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None

Maximum Deferred Sales Charge (Load)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None

Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)[1]
Management Fee[2]	0.08%

Distribution (12b-1) Fees	None

Other Expenses	0.50%

Total Annual Fund Operating Expenses	0.58%

Fee Waiver and Reimbursement	(0.13)%

Net Annual Fund Operating Expenses	0.45%

[1]

The table reflects the combined expenses of the Fund and the Capital Shares of the Portfolio in which the Fund currently invests all of its assets. JPMorgan Funds Management Inc., the administrator of the Portfolio, JPMorgan Distribution Services, Inc., the distributor for the Portfolio, and JPMIA have contractually agreed, through June 30, 2008, to waive fees and/or reimburse expenses to the extent that the total operating expenses of the Capital Shares of the Portfolio (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan of the Board of Trustees of the Portfolio) exceed 0.16% of its average daily net assets of the Capital Shares of the Portfolio. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[2]	The management fee reflects the management fee paid by the Portfolio to JPMIA, the investment manager of the Portfolio.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses and the expenses of the Portfolio remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$172	$310	$712

The Example includes the combined expenses of the Fund and the Portfolio and reflects the impact of the Portfolio’s contractual expense limitation through June 30, 2008. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	39

SUMMARY OF THE FUNDS

SUMMARY OF PRINCIPAL RISKS

ADVISORY RISK

When deciding on which investments to make for the Portfolio, Investment Advisor relies on its expectations regarding particular securities or interest rates. Investment Advisor may be incorrect in its expectations, thus impacting the Portfolio’s performance.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK

Asset-backed securities are interests in a stream of payments from specific assets, such as auto or credit card receivables. The Portfolio’s asset-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

CREDIT RISK

An issuer of bonds may not be able to meet interest or principal payments when the bonds come due. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s Investors Service and Standard & Poor’s Corporation. The risk of default is generally higher in the case of mortgage backed securities that include so-called “sub-prime” mortgages. Even if the likelihood of default is low, changes in the perception of a company’s financial health will affect the valuation of its debt securities. Bonds rated BBB/Baa, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.

CURRENCY RISK

The value of foreign securities in an investor’s home currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if the price for the foreign currency drops in relation to the U.S. dollar. Adverse currency fluctuations are an added risk to foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.

EMERGING MARKETS RISK

Investments in emerging markets securities involve all of the risks of investments in foreign securities (see below), and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

FINANCIAL SERVICES INDUSTRY RISK

The Portfolio concentrates its investments in the financial services industry. The Portfolio’s ability to concentrate in the financial services industry could increase risks, including credit risk and interest rate risk. The profitability of financial service institutions depends largely on the availability and cost of funds, which can change depending upon economic conditions. Financial service institutions are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

FOREIGN SECURITIES RISK

Investments in securities of foreign issuers, whether directly or indirectly in the form of American Depositary Receipts, stock index futures or similar instruments, involve additional risks different from those associated with investing in securities of U.S. issuers. There may be limited information available to investors, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. The value of foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. Foreign securities trade with less frequency and volume than domestic securities and, therefore, may have greater price volatility. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign securities may perform differently from U.S. securities.

GROWTH STOCK RISK

Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks during given periods.

INTEREST RATE RISK

Changes in interest rates can impact bond prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. The longer the maturity or duration, the higher the interest rate risk. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a bond or portfolio. It is used to evaluate such bond or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage

40	Managers Investment Group

SUMMARY OF THE FUNDS

SUMMARY OF PRINCIPAL RISKS

point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

HIGH YIELD RISK

Funds that invest in below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher rated issuers. If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Below investment grade securities are more susceptible to sudden and significant price movements because they are generally more sensitive to adverse developments. Many below-investment grade securities are subject to legal or contractual restrictions that limit their resale at desired prices.

LARGE-CAPITALIZATION STOCK RISK

Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, the Fund may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large-capitalization companies are out of favor.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

MARKET RISK

Market prices of securities held by a Fund may fall rapidly or unpredictably. The prices of stocks will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity securities generally have greater price volatility than fixed-income securities. Since foreign securities trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.

NON-DIVERSIFIED FUND RISK

A Fund which is “non-diversified” can invest more of its assets in a single issuer than a diversified fund. To the extent that a Fund invests significant portions of the portfolio in securities of a single issuer, such as a corporate or government entity, the Fund is subject to additional risk. Specific risk is the risk that a particular security will drop in price due to adverse effects on a specific issuer. Specific risk can be reduced through diversification. It can be measured by calculating how much of a portfolio is concentrated into the few largest holdings and by estimating the individual risks that these issuers face.

POLITICAL RISK

Changes in the political status of any country can have profound effects on the value of securities within that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

PREPAYMENT RISK

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back at any time. Typically, debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

REINVESTMENT RISK

As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. Purchasers of a 30-year, 8% coupon bond can be reasonably assured that they will receive an 8% return on their original capital, but unless they can reinvest all of the interest receipts at or above 8%, the total return over 30 years will be below 8%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as

Managers Investment Group	41

SUMMARY OF THE FUNDS

SUMMARY OF PRINCIPAL RISKS

opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

SECTOR RISK

Companies that are in similar businesses may be similarly affected by particular economic or market events. As a result, a Fund’s performance could be more volatile than the performance of a fund that is more diversified across industries and sectors.

SECURITIES LENDING RISK

The Portfolio may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested.

SMALL- AND MID-CAPITALIZATION STOCK RISK

The stocks of small- and mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund that invests in small- and medium capitalization companies may underperform other stock funds (such as large-company stock funds) when stocks of small- and medium-capitalization companies are out of favor.

U.S. GOVERNMENT SECURITIES RISK

Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurances can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

VALUE STOCK RISK

Value stocks present the risk that a stock may decline or never reach what a Subadvisor believes is its full market value, either because the market fails to recognize what the Subadvisor considers to be the company’s true business value or because the Subadvisor’s assessment of the company’s prospects is wrong. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may underperform growth stocks during given periods.

OTHER IMPORTANT INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Funds’ Statement of Additional Information dated April 1, 2008 (the “SAI”).

INVESTMENT OBJECTIVES

Each Fund’s investment objectives may be changed without shareholder approval.

TEMPORARY DEFENSIVE MEASURES

From time to time, each Fund may invest a portion of its assets in money market securities as a temporary defensive measure. Of course, a Fund cannot pursue its stated investment objectives while taking these defensive measures.

PORTFOLIO TURNOVER

Each Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI, which is available on the Funds’ Web site at www.managersinvest.com.

42	Managers Investment Group

SUMMARY OF THE FUNDS

FUND MANAGEMENT

Each Fund is a series of The Managers Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisors to each Fund. Managers Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor.

Additional information regarding other accounts managed by the portfolio managers, their compensation and ownership of Fund shares is available in the SAI.

A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement between the Trust and the Investment Manager with respect to the Funds and the Subadvisory Agreements between the Investment Manager and the Funds’ Subadvisors other than Lord Abbett is available in the Funds’ Semi-Annual Report for the period ended June 30, 2007, and a discussion regarding the basis for the Board of Trustees approving the Subadvisory Agreement between the Investment Manager and Lord Abbett with respect to the Special Equity Fund is available in the Special Equity Fund’s Annual Report for the period ended December 31, 2007. For Managers Money Market Fund, please refer to the Fund’s Annual Report dated November 30, 2007.

MANAGERS VALUE FUND

Armstrong Shaw Associates Inc. (“Armstrong Shaw”) and Osprey Partners Investment Management, LLC (“Osprey Partners”) each manage a portion of the Fund.

Armstrong Shaw has managed a portion of the Fund since March 2000. Armstrong Shaw, located at 45 Grove Street, New Canaan, Connecticut, was founded in 1984. As of December 31, 2007, Armstrong Shaw had assets under management of approximately $5.6 billion. Jeffrey M. Shaw is the lead portfolio manager primarily responsible for day-to-day management of the portion of the Fund managed by Armstrong Shaw. He has been the Chairman and Chief Investment Officer of Armstrong Shaw since 1999 and 1988, respectively, and is a co-founder of the firm.

Osprey Partners has managed a portion of the Fund since September 2001. Osprey Partners, located at 1040 Broad Street, Shrewsbury, New Jersey, was founded in 1998. As of December 31, 2007, Osprey Partners had assets under management of approximately $1.6 billion. John W. Liang, Russell S. Tompkins, and Bruce J. Jensen are jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by Osprey Partners. Mr. Liang is a Managing Partner, the Chief Investment Officer and Portfolio Manager of Osprey Partners, positions he has held since 1998. From 1989 to 1998, he was a Managing Director and a portfolio manager at Fox Asset Management. Mr. Tompkins is a Managing Partner, the Chief Operating Officer and Portfolio Manager of Osprey Partners, positions he has held since 1998. Mr. Jensen is the Director of Large Cap Equity Research and a Portfolio Manager at Osprey Partners. He joined the firm in 1999.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of

0.75% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Armstrong Shaw and Osprey Partners.

MANAGERS AMG ESSEX LARGE CAP GROWTH FUND

Essex Investment Management Company, LLC (“Essex”) manages the entire Fund and has managed a portion of the Fund since March 1997. Essex, located at 125 High Street, Boston, Massachusetts, was founded in 1976. AMG owns a majority interest in Essex. As of December 31, 2007, Essex had assets under management of approximately $2.8 billion. David M. Goss is primarily responsible for the day-to-day management of the Fund. Mr. Goss is a Senior Principal of, and a Portfolio Manager for, Essex, positions he has held since 2004. Prior to joining Essex, he was a portfolio manager for Alliance Capital Management, L.P. from 1999 to 2004.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.80% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Essex.

MANAGERS SMALL COMPANY FUND

Epoch Investment Partners, Inc. (“Epoch”) and Kalmar Investment Advisers (“Kalmar”) each manage a portion of the Fund.

Epoch has managed a portion of the Fund since March 2006. Epoch, located at 640 Fifth Avenue, 18th Floor, New York, New York 10019, had approximately $6.7 billion in assets under management as of December 31, 2007. The portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by Epoch are William W. Priest, David N. Pearl, and Michael A. Welhoelter.

Mr. Priest is the Chief Executive Officer, Chief Investment Officer and co-founder of Epoch. Prior to co-founding Epoch in 2004, he was a Co-Managing Partner and Portfolio Manager at Steinberg

Managers Investment Group	43

SUMMARY OF THE FUNDS

FUND MANAGEMENT

Priest & Sloane Capital Management, LLC (“Steinberg Priest”) for two years. Prior to that time, he was Chairman, Managing Director and a Portfolio Manager at Credit Suisse Asset Management, LLC (“CSAM”) from May 2000 to March 2001; Chief Executive Officer, Chairman of the Management Committee, Managing Director and Portfolio Manager at CSAM from January 1998 to April 2000; and prior to that CEO and portfolio manager of predecessor BEA Associates from 1989 to 1998. Mr. Priest’s role with respect to the portion of the Fund managed by Epoch is overseeing strategy and risk management.

Mr. Pearl joined Epoch in April 2004 and is an Executive Vice President and Head of U.S. Equities and Portfolio Manager. From June 2001 to April 2004, he was a Managing Director and Portfolio Manager at Steinberg Priest where he was responsible for both institutional and private client assets. From 1997 to June 2001, he held a similar portfolio management position at ING Furman Selz Asset Management. Mr. Pearl’s role with respect to the portion of the Fund managed by Epoch is to serve as lead portfolio manager.

Mr. Welhoelter joined Epoch in June 2005 and is Managing Director, Portfolio Manager and Head of Quantitative Research. From October 2001 to June 2005 he was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. In this role, he managed over $5 billion in mutual funds and separately managed portfolios. From June 1997 to October 2001 he was at Credit Suisse Asset Management Group, where he was a portfolio manager in the Structured Equity group, overseeing long/short market neutral and large-cap core products.

Kalmar has managed a portion of the Fund since its inception in May 2000. Kalmar, located at Barley Mill House, 3701 Kennett Pike, Wilmington, Delaware, is a Delaware business trust formed in 1996 as a sister asset management organization to Kalmar Investments, Inc., which was founded in 1982. As of December 31, 2007, the two Kalmar organizations had assets under management totaling approximately $2.8 billion in small company stocks. Ford B. Draper, Jr., Dana F. Walker and Gregory A. Hartley are jointly and primarily responsible for the portion of the Fund managed by Kalmar, and unanimously agree on each security purchased for the Fund. Mr. Draper is the President, Chief Investment Officer, and Portfolio Manager at Kalmar, positions he has held since 1997. Mr. Walker has been a portfolio manager and research analyst for Kalmar since 1997. Mr. Hartley has been a portfolio manager and research analyst for Kalmar since 1997. Kalmar is 100% employee owned.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.90% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Kalmar and Epoch.

MANAGERS SPECIAL EQUITY FUND

Donald Smith & Co., Inc. (“Donald Smith”), Lord, Abbett, & Co., LLC (“Lord Abbett”), Skyline Asset Management, L.P. (“Skyline”), Smith Asset Management Group, LP (“Smith Group”), Veredus Asset Management, LLC (“Veredus”) and Westport Asset Management, Inc. (“Westport”) each manage a portion of the Fund.

Donald Smith has managed a portion of the Fund since September 2002. Donald Smith is located at 152 West 57th Street, 22nd Floor, New York, New York 10019. As of December 31, 2007, Donald Smith had approximately $4.2 billion in assets under management. Donald G. Smith and Richard L. Greenberg are jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by Donald Smith with Mr. Smith serving as lead portfolio manager. Mr. Smith has been the President of, and a portfolio manager for, Donald Smith since the firm’s inception in 1980. Mr. Greenberg has been a senior vice president of Donald Smith since 2006 and a portfolio manager for Donald Smith since 1981.

Lord, Abbett & Co., LLC (“Lord Abbett”) located at 90 Hudson Street, 11th Floor, Jersey City, New Jersey 07302, manages a portion of the Fund focusing on micro-cap growth investments. As of December 31, 2007, Lord Abbett had assets under management of approximately $110.2 billion. F. Thomas O’Halloran, Partner and Portfolio Manager, is primarily responsible for the day-to-day management of the portion of the Fund subadvised by Lord Abbett. Mr. O’Halloran joined Lord Abbett in 2001 from Dillon Read/UBS Warburg, where he served as Executive Director/Senior Research Analyst. Mr. O’Halloran is the holder of a Chartered Financial Analyst designation and has been in the investment business since 1987.

Skyline has managed a portion of the Fund since December 2000. Skyline, located at 311 South Wacker Drive, Suite 4500, Chicago, Illinois 60606, was formed in 1995 and is organized as a limited partnership. AMG owns a majority interest in Skyline. As of December 31, 2007, Skyline had assets under management of approximately $1.0 billion. Day-to-day management of the portion of the Fund managed by Skyline is divided among three investment and research teams, each covering specific sectors of the small-cap universe. William F. Fiedler, Michael Maloney and Mark N. Odegard each lead one of these three teams. Mr. Fiedler leads the team that covers consumer, materials and processing, and health care. Mr. Maloney leads the team that covers financial services and utilities. He is also responsible for monitoring sector weightings and has final authority if the research teams cannot arrive at consensus regarding sector weightings. Mr. Odegard leads the team that covers autos and transportation, energy, producer durables and technology stocks.

44	Managers Investment Group

SUMMARY OF THE FUNDS

FUND MANAGEMENT

Mr. Fiedler has had portfolio management responsibilities since 2001 and has been a limited partner of Skyline since 1999. Prior to the establishment of Skyline in 1995, Mr. Fiedler was employed in the Asset Management Division of Mesirow Financial as a securities analyst. Mr. Maloney has had portfolio manager responsibilities since 2001 and has been a limited partner of Skyline since 1995. Mr. Maloney is also an executive vice president of Skyline. Prior to the establishment of Skyline in 1995, Mr. Maloney was employed in the Asset Management Division of Mesirow Financial as a securities analyst. Mark N. Odegard has had portfolio manager responsibilities since 2001 and has been a limited partner of Skyline since 1999. He was previously employed by First Chicago Investment Management as an equity research analyst.

Smith Group has managed a portion of the Fund since May 2006. Smith Group, located at 100 Crescent Court, Suite 1150, Dallas, Texas 75201, had approximately $6.3 billion in assets under management as of December 31, 2007. The portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by Smith Group are Stephen S. Smith, John D. Brim, Royce W. Medlin, John D. Ingle, and A. Michelle Pryor. Mr. Smith is the founder of Smith Group. Since the firm’s founding in 1995, Mr. Smith has served as both chief executive officer and chief investment officer. He began his investment management career as a portfolio manager with Wachovia Bank in 1976. In 1983, he joined the predecessor to Bank of America, where he held a variety of investment management positions. Mr. Brim has served as a portfolio manager of the Smith Group since 1998. Mr. Medlin has served as a portfolio manager with the Smith Group since 2006. From 2002 until 2006, Mr. Medlin served as President and Portfolio Manager of Belmont Wealth Management. Mr. Ingle has served as a portfolio manager with the Smith Group since 2004. From 2002 until 2004, Mr. Ingle served as a Vice President and Senior Portfolio Manager at Bank of Texas. Ms. Pryor has served as a portfolio manager with the Smith Group since 2001, and began her career at Smith Group in 1998.

Veredus has managed a portion of the Fund since January 2005. Veredus, located at 6060 Dutchman’s Lane, Louisville, Kentucky 40205, was founded in 1998. As of December 31, 2007, Veredus had assets under management of approximately $1.4 billion. B. Anthony Weber, Charles P. McCurdy, Jr. and Charles F. Mercer, Jr. are jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by Veredus. Mr. Weber, the lead portfolio manager, is the President and Chief Investment Officer of Veredus, positions he has held since 1998. Mr. McCurdy is an Executive Vice President of, and a Portfolio Manager for, Veredus, positions he has held since 1998. Mr. Mercer is a Portfolio Manager for Veredus, a position he has held since 1998.

Westport has managed a portion of the Fund since December 1985. Westport, located at 253 Riverside Avenue, Westport, Connecticut 06880, was formed in 1983. As of December 31, 2007, Westport had assets under management of approximately $2.8 billion. Andrew J. Knuth and Edmund H. Nicklin, Jr. are jointly and primarily responsible for the portion of the Fund managed by Westport. Mr. Knuth is the Chairman and Chief Investment Officer of Westport and has acted in that capacity for the firm since its formation. Mr. Nicklin is a Managing Director of Westport Advisers, LLC, an affiliated investment adviser, and a portfolio manager for Westport and has acted in those capacities for the firm since 1997. Prior to joining Westport, he had been a Portfolio Manager for Evergreen Funds since 1986.

The Investment Manager manages the cash reserves portion of the Fund. As of December 31, 2007, the Investment Manager had assets under management of approximately $9.9 billion. Keitha L . Kinne is primarily responsible for the day-to-day management of the Fund’s cash reserves. Ms. Kinne has been a Managing Partner and Chief Operating Officer since 2007 and Chief Investment Officer since 2008 for the Investment Manager. Previously, she served as Managing Director at Legg Mason & Co., LLC during 2006 and 2007, served as Managing Director at Citigroup Asset Management from 2004 to 2006, and also served as Senior Vice President of Prudential Investments from 1999 to 2004.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.90% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to each of the Fund’s Subadvisors.

MANAGERS INTERNATIONAL EQUITY FUND

AllianceBernstein L.P. (“AllianceBernstein”), Lazard Asset Management LLC (“Lazard”), and Wellington Management Company, LLP (“Wellington”) each manage a portion of the Fund.

AllianceBernstein has managed a portion of the Fund since March 2002. AllianceBernstein, located at 1345 Avenue of the Americas, New York, New York, is a unit of Alliance Capital Management, which was first organized in 1962. As of December 31, 2007, AllianceBernstein L.P. had approximately $800.4 billion in assets under management. Kevin F. Simms, Sharon E. Fay, and Henry S. D’Auria are jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by AllianceBernstein. Mr. Simms is a co-Chief Investment Officer of International Value Equities and Director of Research of Global Value Equities, positions he has held since 2003 and 2000, respectively. He has been with AllianceBernstein since 1992. Ms. Fay is Executive Vice President and Chief Investment Officer of Global Value Equities, and has served in these positions since 2003. She joined AllianceBernstein in 1990 as a research analyst.

Managers Investment Group	45

SUMMARY OF THE FUNDS

FUND MANAGEMENT

Mr. D’Auria is Chief Investment Officer of Emerging Markets Value Equities and Co-chief Investment Officer of International Value Equities, positions he has held since 2002 and 2003, respectively. He managed AllianceBernstein’s global research department from 1998 to 2002.

Lazard has managed a portion of the Fund since September 2003. Lazard, located at 30 Rockefeller Plaza, New York, New York 10020, was founded in 1848. As of December 31, 2007, Lazard had assets under management in excess of $127 billion. William E. Holzer, Nicolas Bratt, Irene T. Cheng and Andrew Norris are jointly and primarily responsible for the day-today management of the portion of the Fund managed by Lazard. Mr. Holzer is a Managing Director of and a portfolio manager for Lazard, positions he has held with the firm since August 2003. Prior to joining Lazard, he was a senior portfolio manager for Deutsche Investment Management Americas, Inc. and its predecessor firm (“Deutsche”) from 1980 to 2003. From December 1989 until August 2003, Mr. Holzer was responsible in his capacity as a portfolio manager for Deutsche for managing the portion of the Fund’s assets allocated to Deutsche. Mr. Bratt is a Managing Director of and portfolio manager for Lazard, positions he has held since 2003. Prior to joining Lazard in 2003, Mr. Bratt worked as Director of Global Products, Head of the Global Equity Group, and Global Chief Investment Officer at Deutsche from 1980 to 2003. Ms. Cheng has been a Managing Director of and portfolio manager for Lazard since 2003. From 1993 until joining Lazard in 2003, Ms. Cheng was a Managing Director and Senior International Equity Portfolio Manager with Deutsche. Mr. Norris is a Managing Director of and portfolio manager for Lazard in 2003, positions he has held since 2003. From 1998 until joining Lazard in 2003, Mr. Norris worked at Deutsche as a Managing Director and senior portfolio manager.

Wellington Management has managed a portion of the Fund since September 2004. Wellington Management is located at 75 State Street, Boston, Massachusetts 02109. As of December 31, 2007, Wellington Management had assets under management of approximately $588.4 billion. Three members of Wellington’s Management International Growth Team, Jean-Marc Berteaux, Matthew D. Hudson, CFA, and Andrew S. Offit, CPA, are jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by Wellington Management. As of December 31, 2007, the team was supported by the research efforts of 54 industry and regional analysts. Mr. Berteaux is a Senior Vice President of and Equity Portfolio Manager for Wellington Management and has been an investment professional with Wellington Management since 2001. Mr. Offit is a Senior Vice President of and Equity Portfolio Manager for Wellington Management and has been an investment professional with Wellington Management since 1997. Mr. Hudson is a Vice President of and Equity Portfolio Manager for Wellington Management and joined Wellington Management as an investment professional in 2005. From 2000 to 2005, Mr. Hudson was an investment professional at American Century Investment Management.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.90% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to the Subadvisors.

MANAGERS EMERGING MARKETS EQUITY FUND

Rexiter Capital Management Limited (“Rexiter”) manages the Fund. Rexiter and its corporate predecessors have managed a portion of the Fund since February 1998, the Fund’s inception, and Rexiter has managed the entire Fund since January 1999.

Rexiter, located at 21 St. James’s Square, London, England, was founded in 1997. As of December 31, 2007, Rexiter had assets under management of approximately $9.3 billion. The Fund is managed by a team of investment professionals. Murray Davey, Nicholas Payne and Christopher Vale are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Stock selection for the Fund is the responsibility of the relevant Country Fund Managers. Mr. Davey, Mr. Payne, and Mr. Vale are each Country Fund Managers of Rexiter. Mr. Davey, Mr. Payne, and Mr. Vale each focus on a different regional specialty, with Mr. Davey focusing on the Middle East and Africa, Mr. Payne focusing on Latin America, and Mr. Vale focusing on Asia. Mr. Davey is also Managing Director - Global Emerging Markets and Portfolio Manager of Rexiter, positions he has held since Rexiter’s formation. Mr. Vale is also Managing Director and Chief Investment Officer–Asia. Each of the portfolio managers has served in his respective capacities for more than five years.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 1.15% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Rexiter.

MANAGERS BOND FUND

Loomis, Sayles & Company, L.P. (“Loomis”) manages the entire Fund and has managed at least a portion of the Fund since May 1984.

Loomis, located at One Financial Center, Boston, Massachusetts 02111, was founded in 1926. As of December 31, 2007, Loomis

46	Managers Investment Group

SUMMARY OF THE FUNDS

FUND MANAGEMENT

had assets under management of approximately $130 billion. Daniel J. Fuss is primarily responsible for the day-to-day management of the Fund. He is an Executive Vice President and Vice Chairman of Loomis, and has served in those positions since 1989 and 1999, respectively. Mr. Fuss joined Loomis in 1976.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.625% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Loomis.

MANAGERS GLOBAL BOND FUND

Loomis, Sayles & Company, L.P. (“Loomis”) has managed the entire Fund since March 2002. Kenneth M. Buntrock, David W. Rolley, and Lynda L. Schweitzer, each holding the CFA designation, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Buntrock and Mr. Rolley are Vice Presidents of and Portfolio Managers for Loomis, positions they have held since 1997 and 1994, respectively. Ms. Schweitzer, also a Vice President, is a Portfolio Manager for Loomis and has held that position since January 1, 2007. Ms. Schweitzer joined Loomis in 2001 as an analyst and became a Vice-President in 2002.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Loomis.

MANAGERS MONEY MARKET FUND

JPMIA is the investment advisor of the Portfolio. JPMIA is located at 1111 Polaris Parkway, Suite 2-J, Columbus, Ohio 43240, and is an indirect, wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. The Fund pays an annual management fee to JPMIA indirectly through its investment in the Capital Shares of the Portfolio. The Portfolio pays JPMIA an investment advisory fee of 0.08% of the Portfolio’s average daily net assets. In addition, the Portfolio pays JPMorgan Funds Management, Inc., the administrator of the Portfolio and an affiliate of JPMIA (the “Administrator”), a pro-rata fee for administrative services performed for the Portfolio and other money market funds within the JPMorgan Funds Complex (the “Complex”) in the amount of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the Complex and 0.05% of the average daily net assets of all money market funds in the Complex in excess of $100 billion. The Portfolio also pays JPMorgan Distribution Services, Inc., the distributor for the Portfolio and an affiliate of JPMIA (the “Distributor”), a fee for shareholder services performed for the Portfolio in the amount of 0.05% of the average daily net assets of the Portfolio. JPMIA, the Administrator and the Distributor have contractually agreed through June 30, 2008 to waive fees and/or reimburse the Portfolio to the extent that total operating expenses of the Capital Shares of the Portfolio (excluding certain items) exceed 0.16% of the average daily net assets of the Capital Shares.

As a shareholder of the Portfolio, the Fund will bear its proportionate share of the expenses of the Capital Shares of the Portfolio, in addition to the Fund’s own expenses, and will receive its proportionate share of the dividends paid by such class. The Fund will also be entitled to vote as a shareholder of the Portfolio at any meeting of the Portfolio’s shareholders. In general, the Fund will vote its shares in the Portfolio in proportion to the votes of other shareholders of the Portfolio.

Managers Investment Group	47

SHAREHOLDER GUIDE

YOUR ACCOUNT

As an investor, you pay no sales charge to invest in the Funds or (except with respect to certain short-term redemptions of Managers International Equity Fund, Managers Emerging Markets Equity Fund, and Managers Global Bond Fund) to redeem out of the Funds. Your purchase or redemption of Fund shares is based on a Fund’s share price. The price at which you purchase and redeem your shares is based on the net asset value per share (the “NAV”) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV is equal to a Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. A Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.

Because the Managers Money Market Fund currently invests all of its investable assets in the Portfolio, the Fund’s NAV reflects the Portfolio’s NAV. The Portfolio seeks to maintain a stable $1.00 NAV and values its assets using amortized cost.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Therefore, a Fund’s NAV may be impacted on days when investors may not be able to purchase or redeem Fund shares.

SHARE CLASSES OF MANAGERS SPECIAL EQUITY FUND

In addition to the Managers Class shares offered by this Prospectus, Special Equity Fund also offers Institutional Class shares, which are designed for institutional investors. Institutional Class shares are not offered through this Prospectus. Although they represent investments in the same portfolio of securities, each class of shares of Special Equity Fund has different expenses and will likely have different share prices. Special Equity Fund’s Institutional Class shares are designed to have lower operating expenses than the Managers Class shares offered by this Prospectus, but Institutional Class shares do have higher investment minimums.

Call 800.835.3879 for more information about the Special Equity Fund’s Institutional Class shares. You should be aware that any financial intermediary through which you buy shares may receive different compensation depending upon the class of shares it sells and may not offer all classes of shares.

FAIR VALUE POLICY

The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under their general supervision of the Board of Trustees. The Funds use the fair value of a portfolio investment to calculate their NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and has not resumed before a Fund calculates its NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when a Fund calculates its NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate their NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third party fair valuation service in adjusting the prices of such foreign portfolio investments.

The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

48	Managers Investment Group

SHAREHOLDER GUIDE

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer, or other financial intermediary, rather than directly with the Funds, the policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Funds may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and may pay fees to these firms in return for participation in these programs for servicing shareholders. The servicing fees are paid out of the assets of the Funds on an ongoing basis and will increase the cost of your investment.

The Investment Manager and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of a Fund’s shares.

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form (less any applicable redemption fees).

REDEMPTION AND EXCHANGE FEES

Managers International Equity Fund, Managers Emerging Markets Equity Fund, and Managers Global Bond Fund (each, an “International Fund” and collectively, the “International Funds”) will deduct a redemption fee (the “Redemption/Exchange Fee”) from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares, according to the following schedule:

Fund	Redemption fee
• Managers International Equity Fund	2.0%
• Managers Emerging Markets Equity Fund	2.0%
• Managers Global Bond Fund	1.0%

For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of an International Fund are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first, and shares with the shortest holding period will be treated as being redeemed last.

The Redemption/Exchange Fee is paid to the International Funds and is intended to offset transaction and other expenses caused by short-term trading. The Redemption/Exchange Fee will not apply to redemptions (including redemptions by exchange) (1) of shares purchased through reinvestment of dividend or capital gain distributions, (2) under hardship circumstances (as determined by the Investment Manager in its discretion, based on a case-by-case analysis), (3) of shares purchased through the ManagersChoice® Program, (4) of shares of the Managers Global Bond Fund purchased by the Managers Fremont Global Fund, or (5) of shares where the application of the Redemption/Exchange Fee would cause any of the International Funds, or an asset allocation program of which such a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Short-term trades not subject to a Redemption/Exchange Fee as a result of these exceptions may result in additional costs to the International Funds that would have been otherwise recouped, in whole or in part, if a Redemption/Exchange Fee were applied. The Redemption/Exchange Fee will only apply to redemptions of shares purchased through a financial intermediary such as a broker, retirement plan administrator, bank or trust company if the financial intermediary has indicated that it will administer the Redemption/Exchange Fee. If you invest through a financial intermediary, contact your intermediary to determine whether the Redemption/Exchange Fee applies to you and any restrictions on your trading activity. The International Funds reserve the right to modify the terms of, or terminate, the Redemption/Exchange Fee at any time upon 60 days’ advance notice to shareholders.

PROCESSING ORDERS

If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House Transactions are also subject to a 15 calendar day holding period.

Managers Investment Group	49

SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares...	If you wish to add shares to your account...	If you wish to sell shares*...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o PFPC Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to Managers to: Managers c/o PFPC Inc. PO Box 9769 Providence, RI 02940-9769 (Include your account number and fund name on your check)

Write a letter of instruction containing:

•        Name of the Fund

•        Dollar amount or number of shares you wish to sell

•        Your name

•        Your account number

•        Signatures of all account owners

Mail your letter to:

Managers

c/o PFPC Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $50,000)

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com

By bank wire	Not available

Instruct your bank to wire monies to:

PNC Bank, N.A.

Philadelphia, PA

ABA #031000053

FFC to: 8614972935

Managers

Attn: Control Department FBO shareholder name, account number, and Fund name (Your bank may charge you a fee for this service; call 800.548.4539 if you have questions)

Available if bank wire instructions are on file for your account

*	Redemptions of $50,000 and over require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone redemptions are available only for redemptions which are below $50,000.

50	Managers Investment Group

SHAREHOLDER GUIDE

INVESTMENT MINIMUMS

Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.

Managers Funds

	Initial Investment	Additional Investments
• Regular Accounts	$2,000	$100

• Individual Retirement Accounts	$1,000	$100

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, father/mother-in-laws, sister/brother-in-laws, daughter/son-in-laws, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

SIGNATURE GUARANTEE

If you are selling $50,000 or more worth of shares, you will need to provide the Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.

LIMITATIONS ON THE FUND

The Funds may restrict or limit certain transactions including but not limited to the following examples:

•	Redeem your account if its value falls below $500 due to redemptions you make but not until after the Fund gives you 60 days’ notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the Securities and Exchange Commission (the “SEC”) restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

•

Refuse an exchange request for any person or group if the Fund determines that the request could adversely affect the Funds, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” on page 52.) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or change the exchange privilege policy after giving 60 days’ advance notice to shareholders, or impose fees in connection with exchanges or sales.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds, commonly referred to as “market timing.” These activities may disrupt management of the Funds’ portfolios, increase the Funds’ expenses, and have a negative impact on the Funds’ performance. Managers International Equity Fund, Managers Emerging Markets Equity Fund, and Managers Global Bond Fund, may be subject to additional risks of frequent trading activities because of the potential for time-zone arbitrage relating to the foreign portfolio securities held by these Funds. As described previously, the Funds have adopted fair value procedures to minimize these risks. Managers Small Company Fund and Managers Special Equity Fund may be subject to additional risks of frequent trading activities because the securities in which these Funds invest tend to be less liquid and their prices more volatile than the securities of larger capitalization companies. As a result, these Funds may be targets for investors that seek to capitalize on price arbitrage opportunities.

Managers Investment Group	51

SHAREHOLDER GUIDE

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds’ transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds’ transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a financial intermediary that violate the Funds’ frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.

Although each Fund uses reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Funds’ ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of a Fund.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.

CHECKWRITING PRIVILEGES

For more information about checkwriting privileges for the Managers Money Market Fund, please call us at 800.548.4539.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors.

•	The value of the shares exchanged must meet the minimum purchase requirement of the Fund for which you are exchanging them.

•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 53.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing; by telephone (if elected on the application); by Internet; or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the Prospectus of any Fund that you are considering for an exchange. When you purchase a Fund’s shares by exchange, the same terms and conditions that apply to any new investment in that Fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time.

ACCOUNT STATEMENTS

The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually(unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.

52	Managers Investment Group

SHAREHOLDER GUIDE

DIVIDENDS AND DISTRIBUTIONS

The Funds normally declare and pay any income dividends and net capital gain distributions annually in December, with the exception of Managers Bond Fund and Managers Money Market Fund. For Managers Bond Fund, any income dividends are declared monthly and any net capital gain distributions are paid annually. For Managers Money Market Fund, income dividends and net capital gain distributions, if any, are declared daily and paid monthly on the third to the last business day. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election any time by giving the Funds written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Funds mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.

FEDERAL INCOME TAX INFORMATION

The following tax information is general and describes certain U.S. federal income tax consequences of an investment in the Funds under the Internal Revenue Code of 1986, as amended (the “Code”), and as in effect as of the date of this Prospectus. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under the federal income tax laws. You should consult a tax advisor about the federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

Distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends are taxable to you as long-term capital gains.

•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.

•

Properly designated distributions of “qualified dividend income” are taxable to you at the rate that applies to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws are not taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

TAXABILITY OF TRANSACTIONS

Any gain or loss that results from the sale, exchange or redemption of your shares will be treated generally as capital gain or loss for federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

OTHER TAX MATTERS

Certain of the Fund’s investments, including certain debt instruments, foreign securities, and shares of other investment funds (such as the Managers Money Market Fund’s investment in the Portfolio) could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions).

A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund’s return on those investments would be decreased. If more than 50% of the value of the Fund’s total assets at the close of a taxable year consist of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it pays. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations.

Managers Investment Group	53

SHAREHOLDER GUIDE

TAX WITHHOLDING

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your social security number (SSN) or other taxpayer identification number (TIN);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding.

In addition, the Funds must also withhold taxes on distributions and sale proceeds if the Internal Revenue Service (the “IRS”) notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

54	Managers Investment Group

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions. This information, derived from the Funds’ Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Funds’ Annual Report, which is available upon request.

	For the year ended December 31,
Managers Value Fund	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$27.98	$27.98	$29.73	$26.24	$20.69

Income from Investment Operations:
Net investment income	0.23 [3]	0.27 [3]	0.23	0.17	0.11
Net realized and unrealized gain (loss) on investments	(2.32)[3]	4.79 [3]	1.43	3.47	5.56
Total from investment operations	(2.09)	5.06	1.66	3.64	5.67

Less Distributions to Shareholders from:
Net investment income	(0.26)	(0.35)	(0.25)	(0.15)	(0.12)
Net realized gain on investments	(3.80)	(4.71)	(3.16)	—	—
Total distributions to shareholders	(4.06)	(5.06)	(3.41)	(0.15)	(0.12)

Net Asset Value, End of Year	$21.83	$27.98	$27.98	$29.73	$26.24
Total Return[1]	(7.77)%	18.08%	5.53%	13.87%	27.39%

Ratio of net expenses to average net assets	1.16%	1.17%	1.18%	1.22%	1.27%
Ratio of total expenses to average net assets [2]	1.20%	1.23%	1.15%	1.38%	1.42%
Ratio of net investment income to average net assets[1]	0.83%	0.90%	0.72%	0.62%	0.59%
Portfolio turnover	37%	32%	54%	39%	40%
Net assets at end of year (000’s omitted)	$62,779	$80,916	$124,643	$119,547	$100,720

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense (reimbursement)/recoupment and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	Per share numbers have been calculated using average shares.

Managers Investment Group	55

FINANCIAL HIGHLIGHTS

	For the year ended December 31,
Managers AMG Essex Large Cap Growth Fund	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$29.18	$27.79	$26.77	$25.46	$20.36

Income from Investment Operations:
Net investment loss	(0.15)[3]	(0.09)[3]	(0.07)[3]	(0.07)	(0.16)
Net realized and unrealized gain on investments	4.34 [3]	1.48 [3]	1.09 [3]	1.38	5.26
Total from investment operations	4.19	1.39	1.02	1.31	5.10

Net Asset Value, End of Year	$33.37	$29.18	$27.79	$26.77	$25.46
Total Return[1]	14.36%	4.96%	3.85%	5.14%	25.05%

Ratio of net expenses to average net assets	1.24%	1.25%	1.28%	1.34%	1.33%
Ratio of total expenses to average net assets[2]	1.29%	1.32%	1.22%	1.47%	1.52%
Ratio of net investment loss to average net assets[1]	(0.47)%	(0.33)%	(0.27)%	(0.26)%	(0.67)%
Portfolio turnover	116%	200%	97%	79%	109%
Net assets at end of year (000’s omitted)	$51,876	$65,999	$104,878	$98,347	$110,903

	For the year ended December 31,
Managers Small Company Fund	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$11.97	$10.84	$10.36	$9.19	$6.40

Income from Investment Operations:
Net investment income (loss)	0.02 [3]	(0.08)[3]	(0.08)[3]	(0.08)	(0.09)
Net realized and unrealized gain on investments	1.12 [3]	1.21 [3]	0.56 [3]	1.25	2.88
Total from investment operations	1.14	1.13	0.48	1.17	2.79

Less distributions to Shareholders from:
Net investment income	(0.03)	—	—	—	—
Net realized gain on investments	(2.16)	—	—	—	—
Total distributions to shareholders	(2.19)	—	—	—	—

Net Asset Value, End of Year	$10.92	$11.97	$10.84	$10.36	$9.19
Total Return[1]	9.13%	10.42%	4.63%	12.73%	43.59%

Ratio of net expenses to average net assets	1.36%	1.39%	1.45%	1.45%	1.45%
Ratio of total expenses to average net assets[2]	1.47%	1.54%	1.41%	1.43%	1.50%
Ratio of net investment income (loss) to average net assets[1]	0.19%	(0.72)%	(0.82)%	(1.05)%	(1.20)%
Portfolio turnover	50%	126%	26%	18%	48%
Net assets at end of year (000’s omitted)	$29,349	$38,438	$36,993	$27,629	$18,750

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense (reimbursement)/recoupment and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	Per share numbers have been calculated using average shares.

56	Managers Investment Group

FINANCIAL HIGHLIGHTS

	For the year ended December 31,
Managers Special Equity Fund – Managers Class:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$82.96	$86.78	$90.42	$78.48	$55.08

Income from Investment Operations:
Net investment loss	(0.51)[3]	(0.14)[3]	(0.54)[3]	(0.56)	(0.43)
Net realized and unrealized gain (loss) on investments	0.55 [3]	9.88 [3]	4.18 [3]	12.50	23.83
Total from investment operations	0.04	9.74	3.64	11.94	23.40

Less Distributions to Shareholders from:
Net realized gain on investments	(18.73)	(13.56)	(7.28)	—	—

Net Asset Value, End of Year	$64.27	$82.96	$86.78	$90.42	$78.48
Total Return[1]	(0.60)%	11.28%	4.00%	15.18%	42.50%

Ratio of net expenses to average net assets	1.43%	1.42%	1.40%	1.40%	1.43%
Ratio of total expenses to average net assets [2]	1.46%	1.47%	1.45%	1.45%	1.46%
Ratio of net investment loss to average net assets[1]	(0.59)%	(0.15)%	(0.60)%	(0.69)%	(0.72)%
Portfolio turnover	67%	76%	80%	68%	64%
Net assets at end of year (000’s omitted)	$1,668,031	$2,551,703	$2,834,314	$3,415,003	$3,279,318

	For the year ended December 31,
Managers International Equity Fund	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$67.42	$53.76	$47.05	$41.13	$31.22

Income from Investment Operations:
Net investment income	0.47	0.69	0.37	0.27	0.34
Net realized and unrealized gain on investments	9.60	14.15	6.83	5.96	10.04
Total from investment operations	10.07	14.84	7.20	6.23	10.38

Less Distributions to Shareholders from:
Net investment income	(0.36)	(1.18)	(0.49)	(0.31)	(0.47)
Total distributions to shareholders	(0.36)	(1.18)	(0.49)	(0.31)	(0.47)

Net Asset Value, End of Year	$77.13	$67.42	$53.76	$47.05	$41.13
Total Return[1]	14.94%[4]	27.63%	15.30%	15.17%	33.21%

Ratio of net expenses to average net assets	1.48%	1.45%	1.45%	1.62%	1.72%
Ratio of total expenses to average net assets [2]	1.61%	1.47%	1.42%	1.70%	1.73%
Ratio of net investment income to average net assets[1]	0.60%	0.70%	0.75%	0.57%	0.70%
Portfolio turnover	98%	70%	79%	93%	80%
Net assets at end of year (000’s omitted)	$302,025	$230,916	$206,393	$234,061	$266,611

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense (reimbursement)/recoupment and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	Per share numbers have been calculated using average shares.
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.

Managers Investment Group	57

FINANCIAL HIGHLIGHTS

	For the year ended December 31,
Managers Emerging Markets Equity Fund	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$24.44	$20.10	$16.50	$13.26	$8.80

Income from Investment Operations:
Net investment income	0.04 [3]	0.22	0.52	0.08	0.01
Net realized and unrealized gain on investments	7.20 [3]	6.66	4.84	3.74	4.50
Total from investment operations	7.24	6.88	5.36	3.82	4.51

Less Distributions to Shareholders from:
Net investment income	—	(0.22)	(0.55)	(0.06)	(0.05)
Net realized gain on investments	(4.88)	(2.32)	(1.21)	(0.52)	—
Total distributions to shareholders	(4.88)	(2.54)	(1.76)	(0.58)	(0.05)

Net Asset Value, End of Year	$26.80	$24.44	$20.10	$16.50	$13.26
Total Return[1]	29.50%[4]	34.50%	32.53%	28.85%	51.20%

Ratio of net expenses to average net assets	1.78%	1.76%	1.75%	1.85%	1.99%
Ratio of total expenses to average net assets[2]	1.93%	1.76%	1.72%	1.87%	1.97%
Ratio of net investment income to average net assets[1]	0.13%	0.89%	0.59%	0.67%	0.08%
Portfolio turnover	62%	41%	35%	58%	79%
Net assets at end of year (000’s omitted)	$198,235	$152,983	$117,229	$63,567	$36,728

	For the year ended December 31,
Managers Bond Fund	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$24.84	$24.11	$24.58	$24.58	$23.44

Income from Investment Operations:
Net investment income	1.22 [3]	1.08	0.88	0.80	1.08
Net realized and unrealized gain (loss) on investments	0.49 [3]	0.75	(0.32)	0.30	1.40
Total from investment operations	1.71	1.83	0.56	1.10	2.48

Less Distributions to Shareholders from:
Net investment income	(1.21)	(1.10)	(0.88)	(0.93)	(1.11)
Net realized gain on investments	(0.00)[5]	—	(0.15)	(0.17)	(0.23)
Total distributions to shareholders	(1.21)	(1.10)	(1.03)	(1.10)	(1.34)

Net Asset Value, End of Year	$25.34	$24.84	$24.11	$24.58	$24.58
Total Return[1]	7.06%	7.79%[4]	2.29%	5.14%	10.77%

Ratio of net expenses to average net assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of total expenses to average net assets[2]	0.99%	1.02%	1.02%	1.06%	1.09%
Ratio of net investment income to average net assets[1]	4.91%	4.52%	3.36%	3.65%	4.50%
Portfolio turnover	21%	46%	26%	16%	73%
Net assets at end of year (000’s omitted)	$2,022,891	$906,776	$426,448	$259,210	$179,641

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense (reimbursement)/recoupment and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	Per share numbers have been calculated using average shares.
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Rounds to less than $0.01.

58	Managers Investment Group

FINANCIAL HIGHLIGHTS

	For the year ended December 31,
Managers Global Bond Fund	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$21.17	$20.19	$22.38	$22.19	$20.58

Income from Investment Operations:
Net investment income	0.70 [3]	0.45	0.63	0.65	0.80
Net realized and unrealized gain (loss) on investments	0.88 [3]	1.05	(1.75)	1.49	3.43
Total from investment operations	1.58	1.50	(1.12)	2.14	4.23

Less Distributions to Shareholders from:
Net investment income	(1.43)	(0.49)	(0.77)	(1.34)	(2.09)
Net realized gain on investments	(0.01)	(0.03)	(0.30)	(0.61)	(0.53)
Total distributions to shareholders	(1.44)	(0.52)	(1.07)	(1.95)	(2.62)

Net Asset Value, End of Year	$21.31	$21.17	$20.19	$22.38	$22.19
Total Return[1]	7.52%[4]	7.36%	(4.94)%	9.62%	20.69%

Ratio of net expenses to average net assets	1.19%	1.19%	1.19%	1.29%	1.68%
Ratio of total expenses to average net assets[2]	1.25%	1.27%	1.26%	1.49%	1.68%
Ratio of net investment income to average net assets[1]	3.25%	2.86%	2.38%	2.73%	3.48%
Portfolio turnover	152%	56%	64%	130%	152%

Net assets at end of year (000’s omitted)	$92,124	$53,670	$43,131	$36,454	$32,307

	For the one month ended December 31,
		For the fiscal year ended November 30,
Managers Money Market Fund	2007*	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from Investment Operations:
Net investment income	0.004	0.049	0.043	0.026	0.008	0.007

Less Distributions to Shareholders from:
Net investment income	(0.004)	(0.049)	(0.043)	(0.026)	(0.008)	(0.007)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return[1]	0.37%[5]	5.05%	4.45%	2.61%	0.82%	0.69%

Ratio of net expenses to average net assets	0.39%[6]	0.29%	0.40%	0.40%	0.36%	0.38%
Ratio of net investment income to average net assets[1]	4.46%[6]	4.92%	4.42%	2.62%	0.86%	0.69%
Net assets at end of period (000’s omitted)	$91,218	$93,106	$37,839	$37,896	$47,645	$33,050

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.44%[6]	0.34%	0.45%	0.46%	0.44%	0.43%
Ratio of net investment income to average net assets[1]	4.41%[6]	4.87%	4.37%	2.56%	0.78%	0.64%

*	Effective December 1, 2007, Managers Money Market Fund changed its fiscal year end from November 30 to December 31.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense (reimbursement)/recoupment and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	Per share numbers have been calculated using average shares.
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Not Annualized.
[6]	Annualized.

Managers Investment Group	59

HOW TO CONTACT US

MANAGERS FUNDS

INVESTMENT MANAGER

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

203.299.3500 or 800.835.3879

DISTRIBUTOR

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

CUSTODIAN

The Bank of New York

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

TRANSFER AGENT

PFPC Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

60	Managers Investment Group

PRIVACY POLICY

We recognize the importance of safeguarding your personal information. Your privacy is a priority, and we have designed policies and practices to achieve this goal.

As a mutual fund company, we may receive personal information from our customers, some of which is “nonpublic.” We receive this information from the following sources:

•	Information received from account applications and other forms including your address, date of birth, and social security number.

•	Information relating to your transactions with us, our affiliates, and others, such as the purchase and sale of securities and account balances.

We do not sell information about you to outside marketing firms. As a matter of policy, we do not disclose nonpublic personal information about our present or former customers to third parties, including our affiliates, except as required or permitted by law (including as necessary for third parties to perform under their agreements with respect to the Funds). For example, we may disclose nonpublic personal information in order to process a transaction or service an account, to comply with legal requirements, or upon the request of the customer. In addition, we may disclose information to non-affiliated companies that from time to time are used to provide certain services, such as soliciting proxies or preparing and mailing prospectuses, reports, account statements, and other information. We may also share nonpublic personal information with our affiliates in connection with servicing customer accounts.

We restrict access to nonpublic personal information to those employees and service providers who are involved in providing products or services to our customers. In addition, we maintain physical, electronic, and procedural safeguards in order to protect your nonpublic personal information.

(Not part of the Prospectus)

Managers Investment Group

WHERE TO FIND ADDITIONAL INFORMATI ON

Each Fund’s Statement of Additional Information (“SAI”), Annual Report, and Semi-Annual Report contain additional information about the Funds and their investments. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

To request free copies of these materials or to make other inquiries, please contact the Funds:

•	By telephone:

800.835.3879

•	By mail:

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

•	On the Internet:

Electronic copies are available on our Web site at

www.managersinvest.com

Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.

Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.

© 2008 Managers Investment Group LLC

Investment Company Act Registration Number 811-03752

www.managersinvest.com